UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-01136
SECURITY EQUITY FUND
(Exact name of registrant as specified in charter)
ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
(Address of principal executive offices) (Zip code)
RICHARD M. GOLDMAN, PRESIDENT
SECURITY EQUITY FUND
ONE SECURITY BENEFIT PLACE
TOPEKA, KANSAS 66636-0001
(Name and address of agent for service)
Registrant’s telephone number, including area code: (785) 438-3000
Date of fiscal year end: September 30
Date of reporting period: June 30, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2010 (unaudited)	All Cap Value Fund

	Shares	Value
COMMON STOCKS - 93.1%
Aerospace & Defense - 2.7%
GeoEye, Inc.*	600	$18,684
Orbital Sciences Corp.*	655	10,329
United Technologies Corp.	630	40,894

		69,907

Air Freight & Logistics - 1.7%
FedEx Corp.	617	43,258

Apparel Retail - 1.2%
Brown Shoe Company, Inc.	1,251	18,990
Chico’s FAS, Inc.	1,200	11,856

		30,846

Apparel, Accessories & Luxury Goods - 0.4%
Columbia Sportswear Co.	7	327
Maidenform Brands, Inc.*	537	10,933

		11,260

Application Software - 1.0%
Synopsys, Inc.*	1,220	25,461

Asset Management & Custody Banks - 1.7%
Bank of New York Mellon Corp.	1,330	32,837
Fifth Street Finance Corp.	990	10,920

		43,757

Biotechnology - 0.3%
Genzyme Corp.*	160	8,123

Building Products - 1.8%
Trex Company, Inc.*	279	5,605
USG Corporation*	3,254	39,308

		44,913

Casinos & Gaming - 0.4%
Penn National Gaming, Inc.*	400	9,240

Coal & Consumable Fuels - 0.4%
USEC, Inc.*	2,005	9,544

Communications Equipment - 0.4%
Symmetricom, Inc.*2	1,825	9,289

Computer & Electronics Retail - 0.1%
Conn’s, Inc.*	319	1,876

Computer Hardware - 1.3%
Hewlett-Packard Co.	743	32,157

Construction & Engineering - 1.7%
Insituform Technologies, Inc.*	610	12,493
Quanta Services, Inc.*	1,180	24,367
URS Corp.*	183	7,201

		44,061

Construction & Farm Machinery & Heavy Trucks - 0.3%
Force Protection, Inc.*	1,611	6,605

Consumer Finance - 0.2%
First Marblehead Corp.*	2,279	5,356

Data Processing & Outsourced Services - 5.0%
Computer Sciences Corp.	1,243	56,246
Western Union Company	4,990	74,401

		130,647

Department Stores - 1.2%
JC Penney Company, Inc.	1,451	31,167

Diversified Banks - 2.5%
US Bancorp	1,140	25,479
Wells Fargo & Co.	1,472	37,683

		63,162

Diversified Chemicals - 0.5%
Dow Chemical Co.	556	13,188

Diversified REIT’s - 0.3%
Investors Real Estate Trust	900	7,947

Drug Retail - 1.3%
CVS Caremark Corp.	1,108	32,487

Electric Utilities - 2.9%
Allete, Inc.	273	9,348
Edison International	1,580	50,117
Great Plains Energy, Inc.	497	8,459
Northeast Utilities	202	5,147

		73,071

Electrical Components & Equipment - 0.4%
General Cable Corporation*	390	10,394

Electronic Components - 0.7%
Power-One, Inc.*	2,520	17,010

Electronic Manufacturing Services - 2.3%
Maxwell Technologies, Inc.*2	859	9,793
Tyco Electronics, Ltd.	1,952	49,541

		59,334

Environmental & Facilities Services - 0.7%
Covanta Holding Corporation*	1,100	18,249

Exchange Traded Funds - 4.6%
iShares Russell 1000 Value Index Fund	1,090	59,089
iShares S&P 500 Value Index Fund	1,180	58,599

		117,688

Forest Products - 0.7%
Louisiana-Pacific Corp.*	2,800	18,732

Gas Utilities - 0.2%
Atmos Energy Corporation	206	5,570

General Merchandise Stores - 0.1%
Fred’s, Inc.	200	2,212

Health Care Equipment - 2.7%
Covidien plc	638	25,635
Hologic, Inc.*	399	5,558

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2010 (unaudited)	All Cap Value Fund

	Shares	Value
COMMON STOCKS - 93.1% (continued)
Health Care Equipment - 2.7% (continued)
Hospira, Inc.*	619	$35,561

		66,754

Health Care Services - 0.9%
Medco Health Solutions, Inc.*	244	13,439
Mednax, Inc.*	139	7,730
RehabCare Group, Inc.*	72	1,568

		22,737

Home Furnishings - 0.3%
Leggett & Platt, Inc.	367	7,362

Home Improvement Retail - 2.4%
Lowe’s Companies, Inc.	2,959	60,423

Housewares & Specialties - 0.2%
Fortune Brands, Inc.	100	3,918

Human Resources & Employment Services - 0.4%
Administaff, Inc.	450	10,872

Hypermarkets & Super Centers - 1.9%
Wal-Mart Stores, Inc.	1,000	48,070

Independent Power Producers & Energy Traders - 0.7%
NRG Energy, Inc.*	890	18,877

Industrial Conglomerates - 2.1%
McDermott International, Inc.*	2,468	53,457

Industrial Machinery - 1.7%
Dover Corp.	357	14,919
Harsco Corp.	135	3,173
Parker Hannifin Corp.	452	25,067

		43,159

Insurance Brokers - 1.3%
AON Corporation	834	30,958
Arthur J Gallagher & Co.	97	2,365

		33,323

Integrated Oil & Gas - 4.4%
Chevron Corp.	660	44,788
ConocoPhillips	960	47,127
Exxon Mobil Corp.	390	22,257

		114,172

Integrated Telecommunication Services - 0.9%
Windstream Corporation	2,182	23,042

IT Consulting & Other Services - 0.5%
Satyam Computer Services, Ltd. ADR	2,554	13,128

Managed Health Care - 1.3%
Aetna, Inc.	1,249	32,949

Movies & Entertainment - 1.9%
Time Warner, Inc.	1,687	48,771

Multi-Line Insurance - 0.7%
American Financial Group, Inc.	620	16,938

Multi-Utilities - 0.6%
Alliant Energy Corporation	186	5,904
Black Hills Corporation	290	8,256

		14,160

Office Services & Supplies - 0.1%
United Stationers, Inc.*	47	2,560

Oil & Gas Equipment & Services - 2.0%
Complete Production Services, Inc.*	320	4,576
Global Industries Ltd.*	3,094	13,892
Halliburton Co.	1,369	33,609

		52,077

Oil & Gas Exploration & Production - 1.3%
Chesapeake Energy Corp.	559	11,711
Goodrich Petroleum Corp.*	503	6,036
Gulfport Energy Corp.*	230	2,728
Petrohawk Energy Corp.*	750	12,727

		33,202

Oil & Gas Refining & Marketing - 0.6%
Valero Energy Corp.	790	14,204

Oil & Gas Storage & Transportation - 2.2%
Southern Union Co.	903	19,740
Williams Companies, Inc.	1,960	35,828

		55,568

Other Diversified Financial Services - 0.9%
JPMorgan Chase & Co.	610	22,332

Packaged Foods & Meats - 2.4%
Del Monte Foods Co.	596	8,576
Hormel Foods Corp.[3]	629	25,462
JM Smucker Co.	381	22,944
Ralcorp Holdings, Inc.*	90	4,932

		61,914

Paper Packaging - 1.7%
Bemis Company, Inc.	894	24,139
Sonoco Products Co.	521	15,880

		40,019

Personal Products - 0.5%
Elizabeth Arden, Inc.*	879	12,763

Pharmaceuticals - 0.6%
Forest Laboratories, Inc.*	200	5,486
Merck & Company, Inc.	310	10,841

		16,327

Property & Casualty Insurance - 5.0%
Alleghany Corporation*	23	6,746
Berkshire Hathaway, Inc.*	870	69,331

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2010 (unaudited)	All Cap Value Fund

	Shares	Value
COMMON STOCKS - 93.1% (continued)
Property & Casualty Insurance - 5.0% (continued)
Employers Holdings, Inc.	459	$6,761
Hanover Insurance Group, Inc.	554	24,099
W.R. Berkley Corporation[3]	836	22,121

		129,058

Publishing - 0.2%
Scholastic Corp.	200	4,824

Railroads - 1.4%
Union Pacific Corp.	510	35,450

Regional Banks - 2.8%
Associated Banc-Corporation	814	9,980
BB&T Corporation	1,035	27,230
First Horizon National Corp.*	385	4,409
Old National Bancorp	713	7,387
Regions Financial Corp.	3,220	21,188

		70,194

Reinsurance - 0.3%
Reinsurance Group of America, Inc.	180	8,228

Research & Consulting Services - 3.4%
Equifax, Inc.	2,665	74,779
ICF International, Inc.*	139	3,326
Navigant Consulting, Inc.*	725	7,526

		85,631

Restaurants - 0.5%
Burger King Holdings, Inc.	578	9,733
Jack in the Box, Inc.*	210	4,085

		13,818

Semiconductor Equipment - 0.2%
FEI Co.*	250	4,928

Semiconductors - 0.9%
IXYS Corp.*2	2,494	22,047

Specialty Chemicals - 0.2%
HB Fuller Co.	210	3,988
Zoltek Companies, Inc.*	224	1,897

		5,885

Specialty Stores - 0.6%
Cabela’s, Inc.*	1,099	15,540

Tobacco - 0.8%
Philip Morris International, Inc.	442	20,261

Trucking - 0.4%
Saia, Inc.*	712	10,680

Water Utilities - 0.2%
American Water Works Company, Inc.	300	6,180

TOTAL COMMON STOCKS (cost $2,400,258)		$2,372,313

Total Investments - 93.1%[1] (cost $2,400,258)		$2,372,313
Cash & Other Assets, Less Liabilities - 6.9%		175,431

Total Net Assets - 100.0%		$2,547,744

For federal income tax purposes the identified cost of investments owned at June 30, 2010 was $2,401,285.

ADR	American Depositary Receipt

plc	Public Limited Company

*	Non-income producing security

[1]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

[2]	Security is deemed illiquid. The total market value of illiquid securities is $41,129 (cost $41,040), or 1.6% of total net assets.

[3]	Security is segregated as collateral for open written option contracts.

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2010 (unaudited)	Small Cap Growth Fund

	Shares	Value
COMMON STOCKS - 97.9%
Advertising - 0.8%
Lamar Advertising Co.*	4,120	$101,022

Aerospace & Defense - 2.3%
BE Aerospace, Inc.*	8,740	222,258
DigitalGlobe, Inc.*	2,730	71,799

		294,057

Aluminum - 1.0%
Kaiser Aluminum Corp.	3,590	124,465

Apparel, Accessories & Luxury Goods - 2.8%
Hanesbrands, Inc.*	7,590	182,614
Lululemon Athletica, Inc.*	2,560	95,283
Oxford Industries, Inc.	4,620	96,697

		374,594

Application Software - 8.8%
Cadence Design Systems, Inc.*	36,900	213,651
Informatica Corp.*	7,440	177,667
Nuance Communications, Inc.*	11,745	175,588
Smith Micro Software, Inc.*	13,660	129,907
SolarWinds, Inc.*	5,960	95,598
Solera Holdings, Inc.	7,150	258,829
VanceInfo Technologies, Inc. ADR*	2,900	67,512

		1,118,752

Auto Parts & Equipment - 0.6%
Gentex Corp.	4,160	74,797

Automotive Retail - 0.8%
Monro Muffler Brake, Inc.	2,490	98,430

Biotechnology - 3.2%
Halozyme Therapeutics, Inc.*	11,660	82,086
Human Genome Sciences, Inc.*	2,630	59,596
Martek Biosciences Corp.*	11,420	270,768

		412,450

Casinos & Gaming - 2.7%
Penn National Gaming, Inc.*	9,085	209,864
WMS Industries, Inc.*	3,525	138,356

		348,220

Coal & Consumable Fuels - 1.4%
Alpha Natural Resources, Inc.*	5,290	179,172

Communications Equipment - 3.7%
CommScope, Inc.*	5,930	140,956
InterDigital, Inc.*	7,540	186,163
Riverbed Technology, Inc.*	5,150	142,243

		469,362

Computer Storage & Peripherals - 1.7%
QLogic Corp.*	13,430	223,207

Construction & Engineering - 1.4%
Aecom Technology Corp.*	7,860	181,252

Construction & Farm Machinery & Heavy Trucks - 2.3%
Bucyrus International, Inc.	3,160	149,942
Wabtec Corp.	3,460	138,019

		287,961

Consumer Electronics - 0.9%
Harman International Industries, Inc.*	3,860	115,375

Consumer Finance - 0.8%
Cardtronics, Inc.*	8,300	107,568

Data Processing & Outsourced Services - 0.9%
Alliance Data Systems Corp.*	2,025	120,528

Diversified Chemicals - 0.9%
Solutia, Inc.*	8,900	116,590

Electric Utilities - 1.2%
ITC Holdings Corp.	2,770	146,561

Electrical Components & Equipment - 3.3%
Regal-Beloit Corp.	4,040	225,352
Roper Industries, Inc.	3,540	198,098

		423,450

Electronic Equipment & Instruments - 2.0%
FLIR Systems, Inc.*	5,250	152,723
Rofin-Sinar Technologies, Inc.*	4,710	98,062

		250,785

Health Care Equipment - 6.2%
Angiodynamics, Inc.*	3,660	53,985
Hill-Rom Holdings, Inc.	9,630	293,040
Integra LifeSciences Holdings Corp.*	4,230	156,510
Natus Medical, Inc.*	9,850	160,457
Wright Medical Group, Inc.*	8,050	133,711

		797,703

Health Care Facilities - 0.9%
Health Management Associates, Inc.*	14,820	115,151

Health Care Services - 2.4%
CardioNet, Inc.*	12,550	68,774
Clarient, Inc.*	24,150	74,382
Mednax, Inc.*	2,970	165,162

		308,318

Health Care Supplies - 1.5%
Haemonetics Corp.*	3,605	192,940

Home Furnishings - 1.3%
Tempur-Pedic International, Inc.*	5,250	161,438

Homefurnishing Retail - 0.9%
Select Comfort Corp.*	12,900	112,875

Hotels, Resorts & Cruise Lines - 0.7%
Gaylord Entertainment Co.*	4,190	92,557

Housewares & Specialties - 2.2%
Jarden Corporation	10,315	277,164

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2010 (unaudited)	Small Cap Growth Fund

	Shares	Value
COMMON STOCKS - 97.9% (continued)
Human Resources & Employment Services - 0.8%
Towers Watson & Co.	2,620	$101,787

Industrial Machinery - 4.2%
IDEX Corp.	7,160	204,561
Pall Corporation	3,240	111,359
Pentair, Inc.	6,520	209,944

		525,864

Investment Banking & Brokerage - 2.6%
Knight Capital Group, Inc.*	11,640	160,516
Stifel Financial Corp.*	3,670	159,241

		319,757

Leisure Facilities - 2.6%
Life Time Fitness, Inc.*	5,500	174,845
Vail Resorts, Inc.*	4,415	154,128

		328,973

Life Sciences Tools & Services - 1.3%
Parexel International Corp.*	7,500	162,600

Metal & Glass Containers - 1.3%
Silgan Holdings, Inc.	6,060	171,983

Multi-Line Insurance - 1.8%
HCC Insurance Holdings, Inc.	9,390	232,496

Multi-Utilities - 1.1%
NorthWestern Corp.	5,550	145,410

Office Services & Supplies - 0.7%
Interface, Inc.	8,620	92,579

Oil & Gas Equipment & Services - 2.3%
Oil States International, Inc.*	4,630	183,256
Superior Energy Services, Inc.*	6,190	115,567

		298,823

Oil & Gas Exploration & Production - 0.8%
Bill Barrett Corp.*	3,370	103,695

Packaged Foods & Meats - 2.8%
Flowers Foods, Inc.	4,700	114,821
J&J Snack Foods Corp.	2,040	85,884
TreeHouse Foods, Inc.*	3,440	157,070

		357,775

Pharmaceuticals - 3.2%
Endo Pharmaceuticals Holdings, Inc.*	6,690	145,976
Obagi Medical Products, Inc.*	6,420	75,884
Perrigo Co.	3,180	187,843

		409,703

Railroads - 1.1%
Kansas City Southern*	4,015	145,945

Regional Banks - 2.1%
Commerce Bancshares, Inc.	3,670	132,083
TCF Financial Corp.	8,540	141,850

		273,933

Research & Consulting Services - 0.3%
ICF International, Inc.*	1,790	42,835

Restaurants - 0.8%
Einstein Noah Restaurant Group, Inc.*	5,280	56,972
McCormick & Schmick’s Seafood Restaurants, Inc.*	5,340	39,836

		96,808

Semiconductor Equipment - 3.7%
Lam Research Corp.*	3,990	151,859
Nanometrics, Inc.*	12,860	129,757
Veeco Instruments, Inc.*	5,600	191,968

		473,584

Semiconductors - 1.1%
ON Semiconductor Corp.*	21,195	135,224

Steel - 0.6%
Cliffs Natural Resources, Inc.	1,600	75,456

Systems Software - 1.7%
Rovi Corp.*	5,820	220,636

Technology Distributors - 1.4%
SYNNEX Corp.*	7,130	182,671

TOTAL COMMON STOCKS (cost $11,128,569)		$12,525,281

Total Investments - 97.9% [1] (cost $11,128,569)		$12,525,281
Cash & Other Assets, Less Liabilities - 2.1%		268,704

Total Net Assets - 100.0%		$12,793,985

For federal income tax purposes the identified cost of investments owned at June 30, 2010 was $11,407,102.

ADR	American Depositary Receipt

*	Non-income producing security

[1]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2010 (unaudited)	Mid Cap Value Institutional Fund

	Shares	Value
COMMON STOCKS - 98.0%
Aerospace & Defense - 3.9%
GeoEye, Inc.*	312,000	$9,715,680
Orbital Sciences Corp.*	361,388	5,699,089

		15,414,769

Apparel Retail - 3.2%
Brown Shoe Company, Inc.	388,720	5,900,770
Chico’s FAS, Inc.	686,570	6,783,311

		12,684,081

Apparel, Accessories & Luxury Goods - 1.1%
Columbia Sportswear Co.	2,140	99,874
Maidenform Brands, Inc.*	209,900	4,273,564

		4,373,438

Asset Management & Custody Banks - 1.2%
Fifth Street Finance Corp.	444,507	4,902,912

Building Products - 0.7%
Trex Company, Inc.*	129,200	2,595,628

Casinos & Gaming - 1.0%
Penn National Gaming, Inc.*	172,700	3,989,370

Coal & Consumable Fuels - 1.1%
USEC, Inc.*	900,000	4,284,000

Communications Equipment - 0.7%
Symmetricom, Inc.* 2	520,900	2,651,381

Construction & Engineering - 4.3%
Insituform Technologies, Inc.*	272,500	5,580,800
Quanta Services, Inc.*	346,900	7,163,484
URS Corp.*	113,700	4,474,095

		17,218,379

Construction & Farm Machinery & Heavy Trucks - 0.8%
Force Protection, Inc.*	767,103	3,145,122

Consumer Finance - 0.2%
First Marblehead Corp.*	352,384	828,102

Data Processing & Outsourced Services - 3.7%
Computer Sciences Corp	277,740	12,567,736
Euronet Worldwide, Inc.*	157,000	2,008,030

		14,575,766

Diversified REIT’s - 0.9%
Investors Real Estate Trust	405,112	3,577,139

Electric Utilities - 5.8%
Allete, Inc.	147,854	5,062,521
Great Plains Energy, Inc.	352,735	6,003,550
Northeast Utilities	186,600	4,754,568
Pepco Holdings, Inc.	135,500	2,124,640
Westar Energy, Inc.	246,100	5,318,221

		23,263,500

Electrical Components & Equipment - 1.5%
General Cable Corp.*	212,300	5,657,795
UQM Technologies, Inc.*	147,293	499,323

		6,157,118

Electronic Components - 2.5%
Power-One, Inc.*	1,480,280	9,991,890

Electronic Manufacturing Services - 1.5%
Maxwell Technologies, Inc.* 2	530,381	6,046,343

Environmental & Facilities Services - 2.0%
Covanta Holding Corporation*	487,800	8,092,602

Exchange Traded Funds - 4.3%
iShares Russell MidCap Value Index Fund	325,570	11,863,771
iShares S&P MidCap 400	82,000	5,257,020

		17,120,791

Forest Products - 1.2%
Louisiana-Pacific Corp.3,*	694,200	4,644,198

Gas Utilities - 1.9%
Atmos Energy Corp.	161,800	4,375,072
UGI Corp.	123,357	3,138,202

		7,513,274

General Merchandise Stores - 0.2%
Fred’s, Inc.	76,310	843,989

Health Care Equipment - 0.8%
Hologic, Inc.*	235,282	3,277,478

Health Care Services - 2.2%
Mednax, Inc.3,*	110,500	6,144,905
RehabCare Group, Inc.*	113,100	2,463,318

		8,608,223

Home Furnishings - 0.9%
Leggett & Platt, Inc.[3]	185,200	3,715,112

Housewares & Specialties - 0.4%
Fortune Brands, Inc.	42,000	1,645,560

Human Resources & Employment Services - 1.2%
Administaff, Inc.	203,881	4,925,765

Industrial Conglomerates - 1.6%
McDermott International, Inc.*	294,200	6,372,372

Industrial Machinery - 0.2%
Harsco Corp.	42,400	996,400

Insurance Brokers - 0.4%
Arthur J Gallagher & Co.	62,400	1,521,312

IT Consulting & Other Services - 1.5%
Satyam Computer Services, Ltd. ADR	1,185,180	6,091,825

Mortgage REIT’s - 0.3%
Redwood Trust, Inc.	93,900	1,374,696

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2010 (unaudited)	Mid Cap Value Institutional Fund

	Shares	Value
COMMON STOCKS - 98.0% (continued)
Multi-Line Insurance - 1.5%
American Financial Group, Inc.[3]	223,000	$6,092,360

Multi-Utilities - 3.1%
Alliant Energy Corp.	102,223	3,244,558
Black Hills Corp.	128,800	3,666,936
NorthWestern Corp.	203,200	5,323,840

		12,235,334

Office REIT’s - 0.5%
Lexington Realty Trust	304,000	1,827,040

Office Services & Supplies - 0.5%
United Stationers, Inc.*	33,678	1,834,441

Oil & Gas Drilling - 0.5%
Helmerich & Payne, Inc.	50,400	1,840,608

Oil & Gas Equipment & Services - 2.1%
Complete Production Services, Inc.*	84,600	1,209,780
Global Industries Ltd.*	1,601,139	7,189,114

		8,398,894

Oil & Gas Exploration & Production - 2.2%
Goodrich Petroleum Corp.*	181,300	2,175,600
Gulfport Energy Corp.*	281,172	3,334,700
Petrohawk Energy Corp.3,*	214,900	3,646,853

		9,157,153

Oil & Gas Refining & Marketing - 1.6%
Valero Energy Corp.	347,000	6,239,060

Oil & Gas Storage & Transportation - 1.6%
Southern Union Co.	298,900	6,533,954

Packaged Foods & Meats - 4.7%
Del Monte Foods Co.	218,925	3,150,331
Hormel Foods Corp.[3]	120,100	4,861,648
JM Smucker Co.	134,500	8,099,590
Ralcorp Holdings, Inc.*	45,400	2,487,920

		18,599,489

Paper Packaging - 3.8%
Bemis Company, Inc.	358,200	9,671,400
Sonoco Products Co.	174,500	5,318,760

		14,990,160

Pharmaceuticals - 0.5%
Forest Laboratories, Inc.*	77,800	2,134,054

Property & Casualty Insurance - 6.5%
Alleghany Corporation*	19,375	5,682,688
Employers Holdings, Inc.	165,700	2,440,761
Hanover Insurance Group, Inc.	216,000	9,396,001
W.R. Berkley Corp.	311,200	8,234,352

		25,753,802

Publishing - 0.5%
Scholastic Corp.	80,800	1,948,896

Regional Banks - 3.2%
Associated Banc-Corp.	344,905	4,228,535
Commerce Bancshares, Inc.	96,746	3,481,889
First Horizon National Corp.*	132,023	1,511,662
Old National Bancorp	328,645	3,404,762

		12,626,848

Reinsurance - 1.0%
Reinsurance Group of America, Inc.	88,830	4,060,419

Research & Consulting Services - 2.1%
ICF International, Inc.*	145,494	3,481,671
Navigant Consulting, Inc.*	476,600	4,947,108

		8,428,779

Restaurants - 1.9%
Burger King Holdings, Inc.	276,900	4,662,996
Jack in the Box, Inc.*	146,700	2,853,315

		7,516,311

Semiconductor Equipment - 0.9%
FEI Co.*	86,400	1,702,944
Ultratech, Inc.*	104,900	1,706,723

		3,409,667

Semiconductors - 1.8%
IXYS Corp.*2	827,600	7,315,984

Specialty Chemicals - 1.2%
HB Fuller Co.	77,700	1,475,523
Landec Corp.* 2	304,600	1,794,094
Zoltek Companies, Inc.*	200,300	1,696,541

		4,966,158

Specialty Stores - 1.9%
Cabela’s, Inc.*	530,401	7,499,870

Trucking - 0.7%
Saia, Inc.*	193,950	2,909,250

Water Utilities - 0.5%
American Water Works Co., Inc.	101,000	2,080,600

TOTAL COMMON STOCKS (cost $368,987,588)		$390,841,666

Total Investments - 98.0% [1] (cost $368,987,588)		$390,841,666

Cash & Other Assets, Less Liabilities - 2.0%		7,972,114

Total Net Assets - 100.0%		$398,813,780

For federal income tax purposes the identified cost of investments owned at June 30, 2010 was $369,237,822.

ADR	American Depositary Receipt

*	Non-income producing security

[1]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

[2]	Security is deemed illiquid. The total market value of illiquid securities is $17,807,802 (cost $18,374,664), or 4.5% of total net assets.

[3]	Security is segregated as collateral for open written options contracts.

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2010 (unaudited)	Mid Cap Value Fund

	Shares	Value
COMMON STOCKS - 98.1%
Aerospace & Defense - 3.7%
GeoEye, Inc.*	844,500	$26,297,730
Orbital Sciences Corp.*	986,080	15,550,482

		41,848,212

Apparel Retail - 3.3%
Brown Shoe Company, Inc.	1,069,950	16,241,841
Chico’s FAS, Inc.	1,947,100	19,237,347

		35,479,188

Apparel, Accessories & Luxury Goods - 1.2%
Columbia Sportswear Co.	6,728	313,996
Maidenform Brands, Inc.*	655,900	13,354,124

		13,668,120

Asset Management & Custody Banks - 1.2%
Fifth Street Finance Corp.	1,231,932	13,588,210

Auto Parts & Equipment - 0.0%
HydroGen Corporation*3,5	1,265,700	6,582

Building Products - 0.7%
Trex Company, Inc.*	359,900	7,230,391

Casinos & Gaming - 1.0%
Penn National Gaming, Inc.*	480,000	11,088,000

Coal & Consumable Fuels - 1.1%
USEC, Inc.*	2,613,730	12,441,355

Communications Equipment - 0.9%
Symmetricom, Inc.* 3	1,908,270	9,713,094

Construction & Engineering - 4.5%
Insituform Technologies, Inc.*	794,000	16,261,120
Quanta Services, Inc.*	1,032,600	21,323,189
URS Corp.*	338,300	13,312,105

		50,896,414

Construction & Farm Machinery & Heavy Trucks - 0.8%
Force Protection, Inc.*	2,043,525	8,378,453

Consumer Finance - 0.2%
First Marblehead Corp.*	1,117,473	2,626,062

Data Processing & Outsourced Services - 3.6%
Computer Sciences Corp.	776,300	35,127,575
Euronet Worldwide, Inc.*	443,800	5,676,202

		40,803,777

Diversified REIT’s - 0.8%
Investors Real Estate Trust	1,025,492	9,055,094

Electric Utilities - 6.1%
Allete, Inc.	424,757	14,543,680
Great Plains Energy, Inc.	953,117	16,222,051
Northeast Utilities	562,060	14,321,289
Pepco Holdings, Inc.	408,400	6,403,712
Westar Energy, Inc.	739,800	15,987,078

		67,477,810

Electrical Components & Equipment - 1.5%
General Cable Corp.*	565,900	15,081,235
UQM Technologies, Inc.*	497,762	1,687,413

		16,768,648

Electronic Components - 2.7%
Power-One, Inc.*	4,371,260	29,506,005

Electronic Manufacturing Services - 1.5%
Maxwell Technologies, Inc.* 3,5	1,477,200	16,840,080

Environmental & Facilities Services - 2.1%
Covanta Holding Corporation*	1,416,400	23,498,076

Exchange Traded Funds - 1.0%
iShares Russell MidCap Index Fund	300,000	10,932,000

Forest Products - 1.3%
Louisiana-Pacific Corp.*4	2,079,300	13,910,517

Gas Utilities - 2.1%
Atmos Energy Corp.	508,000	13,736,320
UGI Corp.	386,242	9,825,996

		23,562,316

General Merchandise Stores - 0.2%
Fred’s, Inc.	221,950	2,454,767

Health Care Equipment - 0.9%
Hologic, Inc.*	737,801	10,277,568

Health Care Services - 2.4%
Mednax, Inc.*4	345,500	19,213,255
RehabCare Group, Inc.*	293,530	6,393,083

		25,606,338

Home Furnishings - 1.0%
Leggett & Platt, Inc.[4]	539,800	10,828,388

Housewares & Specialties - 0.4%
Fortune Brands, Inc.	121,500	4,760,370

Human Resources & Employment Services - 1.3%
Administaff, Inc.	612,097	14,788,264

Industrial Conglomerates - 1.8%
McDermott International, Inc.*	921,300	19,955,358

Industrial Machinery - 0.4%
Harsco Corp.	122,533	2,879,526
Thermoenergy Corporation*3,5	2,701,839	1,240,144

		4,119,670

Insurance Brokers - 0.4%
Arthur J Gallagher & Co.	189,000	4,607,820

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2010 (unaudited)	Mid Cap Value Fund

	Shares	Value
COMMON STOCKS - 98.1% (continued)
IT Consulting & Other Services - 1.6%
Satyam Computer Services, Ltd. ADR	3,448,212	$17,723,810

Mortgage REIT’s - 0.4%
Bimini Capital Management, Inc.[3]	473,362	444,960
Redwood Trust, Inc.	285,027	4,172,796

		4,617,756

Multi-Line Insurance - 1.5%
American Financial Group, Inc.[4]	629,400	17,195,208

Multi-Utilities - 3.3%
Alliant Energy Corp.	296,261	9,403,324
Black Hills Corp.	397,000	11,302,590
NorthWestern Corp.	603,100	15,801,220

		36,507,134

Office REIT’s - 0.5%
Lexington Realty Trust	968,000	5,817,680

Office Services & Supplies - 0.4%
United Stationers, Inc.*	80,129	4,364,627

Oil & Gas Drilling - 0.5%
Helmerich & Payne, Inc.	148,600	5,426,872

Oil & Gas Equipment & Services - 2.1%
Complete Production Services, Inc.*	261,400	3,738,020
Global Industries Ltd.*	4,487,090	20,147,034

		23,885,054

Oil & Gas Exploration & Production - 2.4%
Goodrich Petroleum Corp.*	534,569	6,414,828
Gulfport Energy Corp.*	808,947	9,594,111
Petrohawk Energy Corp.4,*	609,300	10,339,821

		26,348,760

Oil & Gas Refining & Marketing - 1.6%
Valero Energy Corp.	972,000	17,476,560

Oil & Gas Storage & Transportation - 1.7%
Southern Union Co.	866,360	18,938,630

Packaged Foods & Meats - 5.0%
Del Monte Foods Co.	663,471	9,547,348
Hormel Foods Corp.[4]	376,600	15,244,768
JM Smucker Co.	395,300	23,804,966
Ralcorp Holdings, Inc.*	118,200	6,477,360

		55,074,442

Paper Packaging - 3.8%
Bemis Company, Inc.	1,016,100	27,434,700
Sonoco Products Co.	517,200	15,764,256

		43,198,956

Pharmaceuticals - 0.5%
Forest Laboratories, Inc.*	218,000	5,979,740

Property & Casualty Insurance - 6.9%
Alleghany Corporation*	60,020	17,603,866
Employers Holdings, Inc.	471,300	6,942,249
Hanover Insurance Group, Inc.	637,000	27,709,499
W.R. Berkley Corp.	885,100	23,419,746

		75,675,360

Publishing - 0.5%
Scholastic Corp.	229,400	5,533,128

Regional Banks - 3.1%
Associated Banc-Corp.	1,067,807	13,091,313
Commerce Bancshares, Inc.	207,532	7,469,077
First Horizon National Corp.*	195,109	2,233,997
Old National Bancorp	1,015,822	10,523,916

		33,318,303

Reinsurance - 1.0%
Reinsurance Group of America, Inc.	250,280	11,440,299

Research & Consulting Services - 2.0%
ICF International, Inc.*	426,700	10,210,931
Navigant Consulting, Inc.*	1,177,500	12,222,450

		22,433,381

Restaurants - 2.0%
Burger King Holdings, Inc.	838,651	14,122,883
Jack in the Box, Inc.*	433,000	8,421,850

		22,544,733

Semiconductor Equipment - 0.9%
FEI Co.*	264,500	5,213,295
Ultratech, Inc.*	316,200	5,144,574

		10,357,869

Semiconductors - 1.9%
IXYS Corp.* 3,5	2,340,000	20,685,600

Specialty Chemicals - 1.3%
HB Fuller Co.	250,000	4,747,500
Landec Corp.* 3	911,716	5,370,007
Zoltek Companies, Inc.*	501,000	4,243,470

		14,360,977

Specialty Stores - 1.9%
Cabela’s, Inc.*	1,529,693	21,629,859

Trucking - 0.7%
Saia, Inc.*	551,770	8,276,550

Water Utilities - 0.5%
American Water Works Co., Inc.	285,000	5,871,000

TOTAL COMMON STOCKS (cost $1,054,953,300)		$1,091,399,235

	Shares	Value
WARRANT - 0.0%
Nova Biosource Fuels, Inc. $2.40, 7/5/2011[1]	677,450	$1,792

TOTAL WARRANT (cost $699,773)		$1,792

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2010 (unaudited)	Mid Cap Value Fund

	Principal
	Amount	Value
CONVERTIBLE BOND - 0.5%
Metals & Minerals - 0.5%
USEC, Inc. 3.00%, 2014[1]	$7,600,000	$5,472,000

TOTAL CONVERTIBLE BOND (cost $7,600,000)		$5,472,000

	Principal
	Amount	Value
REPURCHASE AGREEMENT - 1.5%
UMB Financial Corp, 0.05%, dated 06/30/10, matures 07/01/10; repurchase amount $16,236,023 (Collateralized by Federal Home Loan Bank, 1.125%, 12/09/11 with a value of $13,725,276 and Fannie Mae Discount Note, 4.375%, 07/17/13 with value 2,835,656)[1]	$16,236,000	$16,236,000

TOTAL REPURCHASE AGREEMENT (cost $16,236,000)		$16,236,000

Total Investments - 100.1%[2] (cost $1,079,489,073)		$1,113,109,027
Liabilities, Less Cash & Other Assets - (0.1)%		(1,384,385)

Total Net Assets - 100.0%		$1,111,724,642

For federal income tax purposes the identified cost of investments owned at June 30, 2010 was $1,089,709,864.

ADR	American Depositary Receipt

*	Non-income producing security

[1]	Value determined based on Level 2 inputs.

[2]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

[3]	Security is deemed illiquid. The total market value of illiquid securities is $54,300,467 (cost $73,019,665), or 4.9% of total net assets.

[4]	Security is segregated as collateral for open written option contracts.

[5]	Investment is an affiliated issuer. See Note 4 in the Notes to Financial Statements.

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2010 (unaudited)	Large Cap Core Fund

	Shares	Value
COMMON STOCKS - 96.6%
Aerospace & Defense - 2.9%
Boeing Company	45,000	$2,823,750
United Technologies Corp.	33,600	2,180,976

		5,004,726

Air Freight & Logistics - 1.3%
FedEx Corp.	31,300	2,194,443

Application Software - 0.6%
Synopsys, Inc.*	47,900	999,673

Asset Management & Custody Banks - 0.8%
Bank of New York Mellon Corp.	56,100	1,385,109

Auto Parts & Equipment - 1.6%
Johnson Controls, Inc.	103,100	2,770,297

Biotechnology - 3.4%
Amgen, Inc.*	55,250	2,906,150
Celgene Corp.*	51,600	2,622,312
Genzyme Corp.*	8,700	441,699

		5,970,161

Building Products - 1.2%
USG Corp.*	167,100	2,018,568

Communications Equipment - 1.8%
Motorola, Inc.*	473,315	3,086,014

Computer Hardware - 5.8%
Apple, Inc.*	19,145	4,815,542
Hewlett-Packard Co.	122,500	5,301,800

		10,117,342

Computer Storage & Peripherals - 2.3%
EMC Corp.*	217,770	3,985,191

Construction & Farm Machinery & Heavy Trucks - 1.8%
Cummins, Inc.	46,600	3,035,058

Consumer Finance - 0.1%
First Marblehead Corp.*	97,760	229,736

Data Processing & Outsourced Services - 3.0%
Computer Sciences Corp.	31,000	1,402,750
Visa, Inc.	3,257	230,433
Western Union Co.	232,200	3,462,102

		5,095,285

Department Stores - 2.4%
JC Penney Company, Inc.	62,900	1,351,092
Kohl’s Corp.*	57,740	2,742,650

		4,093,742

Diversified Banks - 5.4%
US Bancorp	209,626	4,685,140
Wells Fargo & Co.	171,478	4,389,837

		9,074,977

Diversified Chemicals - 2.2%
Dow Chemical Co.	154,430	3,663,080

		3,663,080

Drug Retail - 1.0%
CVS Caremark Corp.	57,600	1,688,832

Electric Utilities - 1.6%
Edison International	86,500	2,743,780

Electrical Components & Equipment - 1.8%
Cooper Industries plc	70,380	3,096,720

Electronic Manufacturing Services - 1.1%
Tyco Electronics, Ltd.	75,400	1,913,652

Exchange Traded Funds - 0.7%
iShares Russell 1000 Value Index Fund	23,600	1,279,356

Food Distributors - 1.6%
Sysco Corp.	98,050	2,801,289

Health Care Distributors - 1.7%
McKesson Corp.	42,900	2,881,164

Health Care Equipment - 2.3%
Covidien plc	33,800	1,358,084
Hospira, Inc.*	44,100	2,533,545

		3,891,629

Health Care Services - 0.5%
Medco Health Solutions, Inc.*	14,800	815,184

Home Improvement Retail - 3.1%
Home Depot, Inc.	100,675	2,825,947
Lowe’s Companies, Inc.	118,200	2,413,644

		5,239,591

Hotels, Resorts & Cruise Lines - 1.3%
Royal Caribbean Cruises Ltd.*	96,000	2,185,920

Hypermarkets & Super Centers - 2.4%
Costco Wholesale Corp.	37,700	2,067,091
Wal-Mart Stores, Inc.[2]	43,600	2,095,851

		4,162,942

Independent Power Producers & Energy Traders - 0.5%
NRG Energy, Inc.*	41,500	880,215

Industrial Conglomerates - 3.3%
3M Company	38,810	3,065,602
McDermott International, Inc.*	117,100	2,536,386

		5,601,988

Industrial Machinery - 0.8%
Parker Hannifin Corp.	24,400	1,353,224

Insurance Brokers - 1.2%
AON Corporation	54,400	2,019,328

Integrated Oil & Gas - 4.8%
Chevron Corp.	29,900	2,029,014
ConocoPhillips	14,400	706,896

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2010 (unaudited)	Large Cap Core Fund

	Shares	Value
COMMON STOCKS - 96.6% (continued)
Integrated Oil & Gas - 4.8% (continued)
Exxon Mobil Corp.	45,700	$2,608,099
Occidental Petroleum Corp.	38,940	3,004,221

		8,348,230

Integrated Telecommunication Services - 0.6%
Windstream Corp.	98,400	1,039,104

Internet Retail - 1.9%
Amazon.com, Inc.*	29,250	3,195,855

Managed Health Care - 1.1%
Aetna, Inc.	68,300	1,801,754

Movies & Entertainment - 2.7%
Time Warner, Inc.	61,700	1,783,747
Walt Disney Co.	90,900	2,863,350

		4,647,097

Oil & Gas Equipment & Services - 2.5%
Halliburton Co.	74,300	1,824,065
Schlumberger Ltd.	43,000	2,379,620

		4,203,685

Oil & Gas Exploration & Production - 0.8%
Chesapeake Energy Corp.	64,400	1,349,180

Oil & Gas Storage & Transportation - 1.0%
Williams Companies, Inc.	93,900	1,716,492

Other Diversified Financial Services - 0.7%
JPMorgan Chase & Co.	34,970	1,280,252

Paper Packaging - 0.6%
Bemis Company, Inc.	40,400	1,090,800

Pharmaceuticals - 2.2%
Merck & Company, Inc.	17,762	621,137
Teva Pharmaceutical Industries Ltd. ADR	60,165	3,127,978

		3,749,115

Property & Casualty Insurance - 1.6%
Berkshire Hathaway, Inc.2,*	23	2,760,000

Railroads - 2.8%
CSX Corp.	56,300	2,794,169
Union Pacific Corp.	29,500	2,050,545

		4,844,714

Regional Banks - 1.0%
BB&T Corp.	35,612	936,952
Regions Financial Corp.	114,100	750,778

		1,687,730

Research & Consulting Services - 1.5%
Equifax, Inc.	93,700	2,629,222

Restaurants - 1.6%
McDonald’s Corp.	42,800	2,819,236

Semiconductor Equipment - 1.6%
Lam Research Corp.*	70,650	2,688,939

Semiconductors - 1.4%
Marvell Technology Group Ltd.*	154,300	2,431,768

Soft Drinks - 1.7%
PepsiCo, Inc.	46,670	2,844,537

Systems Software - 2.1%
Oracle Corp.	167,400	3,592,404

Tobacco - 0.9%
Altria Group, Inc.	34,500	691,380
Philip Morris International, Inc.	19,400	889,296

		1,580,676

TOTAL COMMON STOCKS (cost $178,533,674)		$165,579,006

Total Investments - 96.6% [1] (cost $178,533,674)		$165,579,006
Cash & Other Assets, Less Liabilities - 3.4%		5,785,002

Total Net Assets - 100.0%		$171,364,008

For federal income tax purposes the identified cost of investments owned at June 30, 2010 was $179,358,820.

ADR	American Depositary Receipt

plc	Public Limited Company

*	Non-income producing security

[1]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

[2]	Security is segregated as collateral for open written options contracts.

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2010 (unaudited)	Large Cap Concentrated Growth Fund

	Shares	Value
COMMON STOCKS - 97.4%
Aerospace & Defense - 3.1%
Boeing Company	17,950	$1,126,363

Auto Parts & Equipment - 3.0%
Johnson Controls, Inc.	41,100	1,104,357

Biotechnology - 6.2%
Amgen, Inc.*	22,120	1,163,512
Celgene Corp.*	20,700	1,051,974

		2,215,486

Communications Equipment - 3.0%
Motorola, Inc.*	168,795	1,100,543

Computer Hardware - 9.1%
Apple, Inc.*	7,630	1,919,174
Hewlett-Packard Co.	32,800	1,419,584

		3,338,758

Computer Storage & Peripherals - 4.4%
EMC Corp.*	87,390	1,599,237

Construction & Farm Machinery & Heavy Trucks - 3.4%
Cummins, Inc.	18,650	1,214,675

Department Stores - 3.0%
Kohl’s Corp.*	23,110	1,097,725

Diversified Banks - 5.8%
US Bancorp	47,600	1,063,860
Wells Fargo & Co.	40,000	1,024,000

		2,087,860

Diversified Chemicals - 2.9%
Dow Chemical Co.	43,845	1,040,003

Electrical Components & Equipment - 3.4%
Cooper Industries plc	27,780	1,222,320

Food Distributors - 3.1%
Sysco Corp.	39,400	1,125,658

Health Care Distributors - 3.2%
McKesson Corp.	17,250	1,158,510

Home Improvement Retail - 3.1%
Home Depot, Inc.	40,250	1,129,818

Hotels, Resorts & Cruise Lines - 2.4%
Royal Caribbean Cruises Ltd.*	38,450	875,507

Industrial Conglomerates - 3.4%
3M Company	15,790	1,247,251

Integrated Oil & Gas - 3.3%
Occidental Petroleum Corp.	15,590	1,202,769

Internet Retail - 3.4%
Amazon.com, Inc.*	10,950	1,196,396

Movies & Entertainment - 3.2%
Walt Disney Co.	36,250	1,141,875

Oil & Gas Equipment & Services - 2.6%
Schlumberger Ltd.	17,150	949,081

Pharmaceuticals - 3.4%
Teva Pharmaceutical Industries Ltd. ADR	24,035	1,249,580

Railroads - 3.1%
CSX Corp.	22,600	1,121,638

Restaurants - 3.1%
McDonald’s Corp.	17,200	1,132,964

Semiconductor Equipment - 3.0%
Lam Research Corp.*	28,150	1,071,389

Semiconductors - 2.7%
Marvell Technology Group Ltd.*	62,100	978,696

Soft Drinks - 3.1%
PepsiCo, Inc.	18,620	1,134,889

Systems Software - 4.0%
Oracle Corp.	66,900	1,435,674

TOTAL COMMON STOCKS (cost $37,160,315)		$35,299,022

Total Investments - 97.4% [1] (cost $37,160,315)		$35,299,022
Cash & Other Assets, Less Liabilities - 2.6%		957,049

Total Net Assets - 100.0%		$36,256,071

For federal income tax purposes the identified cost of investments owned at June 30, 2010 was $37,863,390.

ADR	American Depositary Receipt

plc	Public Limited Company

*	Non-income producing security

[1]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2010 (unaudited)	Global Institutional Fund

	Shares	Value
COMMON STOCKS - 45.7%
Aerospace & Defense - 0.5%
Alliant Techsystems, Inc.*	300	$18,618

Agricultural Products - 0.6%
Archer-Daniels-Midland Co.	900	23,238

Airlines - 2.5%
Alaska Air Group, Inc.*	500	22,475
Delta Air Lines, Inc.*	1,500	17,625
UAL Corp.*	1,300	26,728
US Airways Group, Inc.*	2,800	24,108

		90,936

Auto Parts & Equipment - 1.0%
Tenneco, Inc.*	1,715	36,118

Biotechnology - 1.5%
Cephalon, Inc.*	500	28,375
PDL BioPharma, Inc.	4,500	25,290

		53,665

Computer Hardware - 3.7%
Apple, Inc.*	543	136,580

Diversified Chemicals - 0.8%
Huntsman Corp.	3,200	27,744

Diversified Commercial & Professional Services - 0.6%
Avis Budget Group, Inc.*	2,393	23,499

Education Services - 0.8%
Apollo Group, Inc.*	400	16,988
Corinthian Colleges, Inc.*	1,400	13,790

		30,778

Electric Utilities - 0.7%
NextEra Energy, Inc.	500	24,380

Gas Utilities - 3.4%
UGI Corp.	5,000	127,200

Health Care Equipment - 1.3%
CR Bard, Inc.	400	31,012
Kinetic Concepts, Inc.*	500	18,255

		49,267

Health Care Services - 4.2%
Express Scripts, Inc.*	1,862	87,551
Medco Health Solutions, Inc.*	1,279	70,447

		157,998

Homebuilding - 0.8%
DR Horton, Inc.	1,800	17,694
Pulte Group, Inc.*	1,400	11,592

		29,286

Integrated Oil & Gas - 3.6%
Occidental Petroleum Corp.	1,024	79,002
Petroleo Brasileiro S.A. ADR	1,600	54,912

		133,914

Internet Software & Services - 3.0%
Yahoo!, Inc.*	7,900	109,257

Office Electronics - 2.0%
Xerox Corp.	9,400	75,576

Office Services & Supplies - 0.4%
Pitney Bowes, Inc.	700	15,372

Oil & Gas Exploration & Production - 1.6%
Forest Oil Corp.*	2,096	57,347

Oil & Gas Refining & Marketing - 1.4%
Sunoco, Inc.	800	27,816
World Fuel Services Corp.	990	25,681

		53,497

Pharmaceuticals - 0.6%
Endo Pharmaceuticals Holdings, Inc.*	979	21,362

Property & Casualty Insurance - 2.6%
ACE Ltd.	1,846	95,032

Reinsurance - 0.8%
PartnerRe Ltd.	400	28,056

Semiconductor Equipment - 0.5%
Amkor Technology, Inc.*	3,300	18,183

Semiconductors - 0.5%
Micron Technology, Inc.*	2,000	16,980

Specialty Stores - 1.2%
Jo-Ann Stores, Inc.*	700	26,257
Tractor Supply Co.	300	18,291

		44,548

Systems Software - 2.5%
Microsoft Corp.	4,000	92,040

Tobacco - 2.6%
Altria Group, Inc.	4,720	94,589

TOTAL COMMON STOCKS (cost $1,688,299)		$1,685,060

	Shares	Value
FOREIGN STOCKS - 52.5%
Aerospace & Defense - 2.5%
BAE Systems plc [1,3]	19,446	$90,528

Asset Management & Custody Banks - 2.3%
Julius Baer Group Ltd. [1,3]	2,952	84,173

Automobile Manufacturers - 1.2%
Commonwealth Bank of Australia ADR 1,3*	1,129	45,637

Commodity Chemicals - 0.8%
Mitsui Chemicals, Inc. [1,3]	10,000	27,954

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2010 (unaudited)	Global Institutional Fund

	Shares	Value
FOREIGN STOCKS - 52.5% (continued)
Diversified Banks - 7.8%
Banco Santander S.A. [1,3]	6,338	$66,471
DBS Group Holdings Ltd. [1,3]	6,600	64,052
Standard Chartered plc [1,3]	2,679	65,250
Toronto-Dominion Bank	1,410	91,369

		287,142

Diversified Metals & Mining - 1.6%
Exxaro Resources Ltd. [1,3]	4,140	59,273

Electronic Equipment & Instruments - 3.2%
Hitachi Ltd. [1,3]	33,000	119,892

Food Retail - 4.1%
Delhaize Group S.A. [1,3]	378	27,434
Empire Company Ltd.	520	25,724
Koninklijke Ahold N.V.	6,091	75,723
Metro, Inc.	606	23,802

		152,683

Gold - 1.8%
Osisko Mining Corp. *	6,000	64,706

Health Care Services - 2.2%
Fresenius Medical Care AG & Company KGaA [1,3]	1,481	79,918

Home Improvement Retail - 2.0%
Kingfisher plc [1,3]	23,731	74,333

Homebuilding - 0.5%
Sekisui Chemical Company Ltd. [1,3]	3,000	18,718

Internet Retail - 1.9%
Dena Company Ltd. [1,3]	2,621	69,221

Life & Health Insurance - 3.2%
Sony Financial Holdings, Inc. [1,3]	35	116,778

Marine - 2.0%
Neptune Orient Lines Ltd. [1,3]	51,000	72,035

Multi-Utilities - 1.9%
Veolia Environnement [1,3]	2,951	69,337

Oil & Gas Exploration & Production - 2.0%
CNOOC Ltd. [1,3]	44,501	75,636

Oil & Gas Refining & Marketing - 0.8%
Cosmo Oil Company Ltd. [1,3]	12,000	28,660

Packaged Foods & Meats - 2.3%
Marine Harvest ASA [1,3]	112,648	74,389
Nippon Meat Packers, Inc. [1,3]	1,000	12,347

		86,736

Pharmaceuticals - 2.7%
AstraZeneca plc [1,3]	538	25,367
Shire PLC [1,3]	3,812	78,250

		103,617

Restaurants - 1.9%
Compass Group plc [1,3]	9,051	68,917

Semiconductors - 0.4%
Siliconware Precision Industries Co. [1,3]	15,000	16,091

Steel - 1.8%
Voestalpine AG [1,3]	2,472	67,333

Tires & Rubber - 1.6%
Bridgestone Corp. [1,3]	1,900	30,050
Sumitomo Rubber Industries Ltd. [1,3]	3,200	28,230

		58,280

TOTAL FOREIGN STOCKS (cost $2,077,726)		$1,937,598

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 3.8%
State Street General Account U.S. Government Fund[3]	$142,071	$142,071

TOTAL SHORT TERM INVESTMENTS (cost $142,071)		$142,071

Total Investments - 102.0% [2] (cost $3,908,096)		$3,764,729
Liabilities, Less Cash & Other Assets - (2.0)%		(73,638)

Total Net Assets - 100.0%		$3,691,091

INVESTMENT CONCENTRATION
At June 30, 2010, the investment diversification of the Fund was as follows:

	% of Net
Country	Assets	Value

United States	45.0%	$1,661,815
Japan	12.3	451,850
United Kingdom	10.9	402,645
Canada	5.6	205,601
Switzerland	4.9	179,205
Singapore	3.7	136,087
Germany	2.2	79,918
Netherlands	2.1	75,723
Hong Kong	2.0	75,636
Norway	2.0	74,389
France	1.9	69,337
Austria	1.8	67,333
Spain	1.8	66,471
South Africa	1.6	59,273
Brazil	1.5	54,912
Australia	1.2	45,637
Belgium	0.7	27,434
Taiwan, Province of China	0.4	16,091
US	0.4	15,372

Total Investments	102.0	$3,764,729

For federal income tax purposes the identified cost of investments owned at June 30, 2010 was $3,936,644.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2010 (unaudited)	Global Institutional Fund

*	Non-income producing security

[1]	Security was subject to the fair value trigger at June 30, 2010. The total market value of fair valued securities amounts to $1,656,274 (cost $1,802,006), or 44.9% of total net assets.

[2]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

[3]	Value determined based on Level 2 inputs.

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2010 (unaudited)	Global Fund

	Shares	Value
COMMON STOCKS - 44.9%
Aerospace & Defense - 0.6%
Alliant Techsystems, Inc.*	7,900	$490,274

Agricultural Products - 0.6%
Archer-Daniels-Midland Co.	19,900	513,818

Airlines - 2.4%
Alaska Air Group, Inc.*	11,000	494,450
Delta Air Lines, Inc.*	34,300	403,025
UAL Corp.*	29,000	596,240
US Airways Group, Inc.*	63,200	544,152

		2,037,867

Auto Parts & Equipment - 1.0%
Tenneco, Inc.*	39,035	822,077

Biotechnology - 1.4%
Cephalon, Inc.*	11,000	624,250
PDL BioPharma, Inc.	101,100	568,182

		1,192,432

Computer Hardware - 3.4%
Apple, Inc.*	11,544	2,903,662

Diversified Chemicals - 0.7%
Huntsman Corp.	71,800	622,506

Diversified Commercial & Professional Services - 0.6%
Avis Budget Group, Inc.*	53,116	521,599

Education Services - 0.8%
Apollo Group, Inc.*	8,200	348,254
Corinthian Colleges, Inc.*	29,900	294,515

		642,769

Electric Utilities - 0.7%
NextEra Energy, Inc.	12,100	589,996

Gas Utilities - 3.4%
UGI Corp.	111,800	2,844,192

Health Care Equipment - 1.3%
CR Bard, Inc.	8,400	651,252
Kinetic Concepts, Inc.*	11,900	434,469

		1,085,721

Health Care Services - 4.4%
Express Scripts, Inc.*	46,032	2,164,425
Medco Health Solutions, Inc.*	29,420	1,620,454

		3,784,879

Homebuilding - 0.8%
DR Horton, Inc.	39,600	389,268
Pulte Group, Inc.*	31,600	261,648

		650,916

Integrated Oil & Gas - 3.5%
Occidental Petroleum Corp.	22,025	1,699,229
Petroleo Brasileiro S.A. ADR	35,700	1,225,224

		2,924,453

Internet Software & Services - 2.9%
Yahoo!, Inc.*	178,700	2,471,421

Office Electronics - 2.0%
Xerox Corp.	210,300	1,690,812

Office Services & Supplies - 0.4%
Pitney Bowes, Inc.	16,100	353,556

Oil & Gas Exploration & Production - 1.5%
Forest Oil Corp.*	45,783	1,252,623

Oil & Gas Refining & Marketing - 1.4%
Sunoco, Inc.	17,400	604,998
World Fuel Services Corp.	21,300	552,522

		1,157,520

Pharmaceuticals - 0.6%
Endo Pharmaceuticals Holdings, Inc.*	22,198	484,360

Property & Casualty Insurance - 2.6%
ACE Ltd.	41,720	2,147,746

Reinsurance - 0.7%
PartnerRe Ltd.	9,000	631,260

Semiconductor Equipment - 0.5%
Amkor Technology, Inc.*	74,200	408,842

Semiconductors - 0.5%
Micron Technology, Inc.*	45,700	387,993

Specialty Stores - 1.2%
Jo-Ann Stores, Inc.*	15,900	596,409
Tractor Supply Co.	6,200	378,014

		974,423

Systems Software - 2.5%
Microsoft Corp.	90,000	2,070,900

Tobacco - 2.5%
Altria Group, Inc.	105,880	2,121,835

TOTAL COMMON STOCKS (cost $37,910,822)		$37,780,452

	Shares	Value
FOREIGN STOCKS - 51.8%
Aerospace & Defense - 2.4%
BAE Systems plc [1,3]	435,090	$2,025,497

Asset Management & Custody Banks - 2.2%
Julius Baer Group Ltd. [1,3]	66,044	1,883,173

Automobile Manufacturers - 1.2%
Commonwealth Bank of Australia ADR 1,3*	25,404	1,026,892

Commodity Chemicals - 0.8%
Mitsui Chemicals, Inc. [1,3]	228,000	637,344

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2010 (unaudited)	Global Fund

	Shares	Value
FOREIGN STOCKS - 51.8% (continued)
Diversified Banks - 7.6%
Banco Santander S.A. [1,3]	141,389	$1,482,834
DBS Group Holdings Ltd. [1,3]	146,000	1,416,914
Standard Chartered plc [1,3]	59,943	1,459,971
Toronto-Dominion Bank	31,595	2,047,367

		6,407,086

Diversified Metals & Mining - 1.6%
Exxaro Resources Ltd. [1,3]	93,335	1,336,283

Electronic Equipment & Instruments - 3.3%
Hitachi Ltd. [1,3]	748,000	2,717,579

Food Retail - 4.0%
Delhaize Group S.A. [1,3]	8,461	614,061
Empire Company Ltd.	11,098	549,010
Koninklijke Ahold N.V.	135,626	1,686,098
Metro, Inc.	13,739	539,622

		3,388,791

Gold - 1.7%
Osisko Mining Corp. *	133,200	1,436,483

Health Care Services - 2.1%
Fresenius Medical Care AG & Company KGaA [1,3]	33,322	1,798,120

Home Improvement Retail - 2.0%
Kingfisher plc [1,3]	533,890	1,672,318

Homebuilding - 0.6%
Sekisui Chemical Company Ltd. [1,3]	78,000	486,661

Internet Retail - 1.8%
Dena Company Ltd. [1,3]	58,464	1,544,048

Life & Health Insurance - 3.2%
Sony Financial Holdings, Inc. [1,3]	796	2,655,864

Marine - 1.9%
Neptune Orient Lines Ltd. [1,3]	1,145,000	1,617,256

Multi-Utilities - 1.8%
Veolia Environnement [1,3]	66,033	1,551,523

Oil & Gas Exploration & Production - 2.0%
CNOOC Ltd. [1,3]	1,005,087	1,708,303

Oil & Gas Refining & Marketing - 0.7%
Cosmo Oil Company Ltd. [1,3]	260,000	620,967

Packaged Foods & Meats - 2.5%
Marine Harvest ASA [1,3]	2,546,641	1,681,709
Nippon Meat Packers, Inc. [1,3]	32,000	395,089

		2,076,798

Pharmaceuticals - 2.9%
AstraZeneca plc [1,3]	12,031	567,258
Shire plc [1,3]	85,946	1,764,266

		2,331,524

Restaurants - 1.8%
Compass Group plc [1,3]	202,516	1,542,025

Semiconductors - 0.4%
Siliconware Precision Industries Co. [1,3]	330,000	353,992

Steel - 1.8%
Voestalpine AG [1,3]	55,626	1,515,167

Tires & Rubber - 1.5%
Bridgestone Corp. [1,3]	41,400	654,772

Sumitomo Rubber Industries Ltd. [1,3]	71,700	632,534

		1,287,306

TOTAL FOREIGN STOCKS (cost $46,748,948)		$43,621,000

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 3.4%
State Street General Account U.S. Government Fund[3]	$2,882,592	$2,882,592

TOTAL SHORT TERM INVESTMENTS (cost $2,882,592)		$2,882,592

Total Investments - 100.1% [2] (cost $87,542,362)		$84,284,044
Liabilities, Less Cash & Other Assets - (0.1)%		(113,624)

Total Net Assets - 100.0%		$84,170,420

INVESTMENT CONCENTRATION
At June 30, 2010, the investment diversification of the Fund was as follows:

	% of Net
Country	Assets	Value
United States	43.8%	$36,936,518
Japan	12.4	10,344,858
United Kingdom	10.8	9,031,335
Canada	5.4	4,572,482
Switzerland	4.8	4,030,919
Singapore	3.6	3,034,170
Germany	2.1	1,798,120
Hong Kong	2.0	1,708,303
Netherlands	2.0	1,686,098
Norway	2.0	1,681,709
France	1.8	1,551,523
Austria	1.8	1,515,167
Spain	1.8	1,482,834
South Africa	1.6	1,336,283
Brazil	1.5	1,225,224
Australia	1.2	1,026,892
Belgium	0.7	614,061
Taiwan, Province of China	0.4	353,992
US	0.4	353,556

Total Investments	100.1	$84,284,044

For federal income tax purposes the identified cost of investments owned at June 30, 2010 was $87,875,214.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2010 (unaudited)	Global Fund

*	Non-income producing security

[1]	Security was subject to the fair value trigger at June 30, 2010. The total market value of fair valued securities amounts to $37,362,420 (cost $40,607,734), or 44.3% of total net assets.

[2]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

[3]	Value determined based on Level 2 inputs.

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2010 (unaudited)	Alpha Opportunity Fund

	Shares	Value
COMMON STOCKS - 99.5%
Aerospace & Defense - 3.0%
Lockheed Martin Corp. [5,6]	3,753	$279,599
Northrop Grumman Corp. [5,6]	1,100	59,884

		339,483

Air Freight & Logistics - 0.1%
Pacer International, Inc.*	1,896	13,253

Airlines - 1.3%
Allegiant Travel Co.	593	25,315
Delta Air Lines, Inc. 7*	10,599	124,538

		149,853

Apparel Retail - 5.4%
Gymboree Corp. 5,6*	3,000	128,130
Limited Brands, Inc. [5,6]	5,100	112,557
Ross Stores, Inc. [5,6]	2,100	111,909
The Gap, Inc. [5,6]	6,000	116,760
TJX Companies, Inc. [6,5]	3,600	151,020

		620,376

Apparel, Accessories & Luxury Goods - 1.5%
Carter’s, Inc.7*	4,952	129,990
Phillips-Van Heusen Corp. [5,6]	800	37,016

		167,006

Biotechnology - 0.8%
Amgen, Inc. 5,6*	1,800	94,680

Building Products - 1.2%
AO Smith Corp. [5,6]	2,800	134,932

Cable & Satellite - 0.1%
Comcast Corp.	843	14,643

Communications Equipment - 1.0%
Cisco Systems, Inc.*	367	7,821
DG FastChannel, Inc.*	863	28,117
Harmonic, Inc. 5,6*	11,000	59,839
Polycom, Inc.*	497	14,806

		110,583

Computer & Electronics Retail - 0.9%
RadioShack Corp. [5,6]	5,100	99,501

Computer Hardware - 1.8%
Apple, Inc.*	124	31,190
International Business Machines Corp. [7]	1,463	180,651

		211,841

Computer Storage & Peripherals - 0.7%
EMC Corp.*	868	15,884
Hypercom Corp.*	2,194	10,180
Seagate Technology*	2,293	29,901
Western Digital Corp.*	491	14,809

		70,774

Construction & Engineering - 0.2%
KBR, Inc.	1,042	21,194

Construction & Farm Machinery & Heavy Trucks - 7.1%
Cummins, Inc.	1,400	91,182
Joy Global, Inc. [5,6]	9,080	454,817
Kubota Corporation ADR	730	28,047
PACCAR, Inc.	1,723	68,696
Trinity Industries, Inc. [5,6]	10,200	180,744

		823,486

Data Processing & Outsourced Services - 0.2%
Alliance Data Systems Corp.*	347	20,653

Diversified Metals & Mining - 0.5%
General Moly, Inc.*	5,677	17,485
RTI International Metals, Inc.*	1,849	44,580

		62,065

Education Services - 0.1%
Bridgepoint Education, Inc.*	844	13,344

Electrical Components & Equipment - 0.5%
GrafTech International Ltd.*	3,997	58,436

Electronic Equipment & Instruments - 0.0%
Daktronics, Inc.	663	4,973

Exchange Traded Funds - 1.6%
Health Care Select Sector SPDR Fund	552	15,550
iPATH S&P 500 VIX Short-Term Futures ETN 7*	3,315	103,494
iShares MSCI Japan Index Fund	1,243	11,436
Market Vectors Junior Gold Miners ETF	694	18,918
PowerShares DB US Dollar Index Bullish Fund*	1,178	29,521

		178,919

Food Retail - 0.7%
Safeway, Inc. [5,6]	3,900	76,674

General Merchandise Stores - 1.2%
Family Dollar Stores, Inc. [5,6]	3,700	139,453

Gold - 0.9%
IAMGOLD Corp.	885	15,647
Royal Gold, Inc.	1,915	91,920

		107,567

Health Care Distributors - 2.4%
McKesson Corp. [7]	2,414	162,124
Owens & Minor, Inc. [5,6]	4,050	114,939

		277,063

Health Care Equipment - 1.6%
Baxter International, Inc. [5,6]	3,003	122,042
DexCom, Inc.*	359	4,150
Medtronic, Inc.	1,732	62,820

		189,012

Health Care Facilities - 3.2%
Community Health Systems, Inc. 7*	2,596	87,771
Health Management Associates, Inc.*	12,097	93,993
Healthsouth Corp.*	3,100	58,001

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2010 (unaudited)	Alpha Opportunity Fund

	Shares	Value
COMMON STOCKS - 99.5% (continued)
Health Care Facilities - 3.2% (continued)
Kindred Healthcare, Inc. 5,6*	3,900	$50,076
Tenet Healthcare Corp.*	9,394	40,770
Universal Health Services, Inc.	1,017	38,799

		369,410

Health Care Services - 4.4%
Express Scripts, Inc.*	1,360	63,947
HMS Holdings Corp.*	1,549	83,987
Lincare Holdings, Inc. [5,6]	5,700	185,306
Medco Health Solutions, Inc.*	1,660	91,433
Mednax, Inc.*	508	28,250
RehabCare Group, Inc.*	2,443	53,209

		506,132

Health Care Technology - 0.3%
MedAssets, Inc.*	1,344	31,020

Home Entertainment Software - 5.2%
Shanda Interactive Entertainment Ltd. ADR 5,6*	15,100	599,017

Homebuilding - 0.1%
Hovnanian Enterprises, Inc.*	2,266	8,339

Household Products - 0.3%
Procter & Gamble Co.	509	30,530

Human Resources & Employment Services - 0.7%
Towers Watson & Co. [5,6]	2,200	85,470

Hypermarkets & Super Centers - 1.4%
Costco Wholesale Corp.	1,004	55,049
Wal-Mart Stores, Inc. [5,6]	2,200	105,754

		160,803

Independent Power Producers & Energy Traders - 1.4%
Constellation Energy Group, Inc. [5,6]	5,100	164,475

Industrial Conglomerates - 0.5%
General Electric Co. [5,6]	4,200	60,564

Industrial Machinery - 0.9%
Blount International, Inc.*	2,493	25,603
Watts Water Technologies, Inc. [5,6]	2,800	80,248

		105,851

Integrated Oil & Gas - 2.6%
ConocoPhillips [5,6]	1,500	73,635
Marathon Oil Corp.	521	16,198
Occidental Petroleum Corp. [7]	2,683	206,993

		296,826

Integrated Telecommunication Services - 2.2%
AT&T, Inc. [5,6]	10,600	256,414

Internet Software & Services - 1.0%
Art Technology Group, Inc.*	896	3,064
Baidu, Inc. ADR*	1,538	104,707
eBay, Inc.*	289	5,667
Internet Capital Group, Inc.*	873	6,635

		120,073

Leisure Products - 0.5%
Mattel, Inc.	2,578	54,550

Life Sciences Tools & Services - 4.3%
Charles River Laboratories International, Inc. 5,6*	2,000	68,420
Life Technologies Corp. 5,6*	2,800	132,300
Millipore Corp. 5,6*	1,800	191,970
Waters Corp. 7*	1,550	100,285

		492,975

Managed Health Care - 1.2%
Aetna, Inc.	521	13,744
CIGNA Corp.	2,071	64,325
WellCare Health Plans, Inc. 5,6*	2,300	54,602

		132,671

Movies & Entertainment - 1.2%
LodgeNet Interactive Corp.*	1,685	6,251
Walt Disney Co. [7]	4,024	126,756

		133,007

Multi-Line Insurance - 0.5%
Genworth Financial, Inc. 5,6*	4,000	52,280

Oil & Gas Equipment & Services - 0.2%
Key Energy Services, Inc.*	2,073	19,030

Oil & Gas Exploration & Production - 3.8%
Anadarko Petroleum Corp. [5,6]	2,755	99,428
Brigham Exploration Co. 7*	6,535	100,508
Denbury Resources, Inc.*	3,646	53,377
EnCana Corp.	620	18,811
Gran Tierra Energy, Inc.*	1,105	5,481
Ultra Petroleum Corp. 7*	2,084	92,217
Whiting Petroleum Corp.*	868	68,069

		437,891

Oil & Gas Refining & Marketing - 0.2%
Clean Energy Fuels Corp.*	1,849	27,624

Packaged Foods & Meats - 1.8%
Kellogg Co. [7]	2,465	123,990
Kraft Foods, Inc.	3,009	84,252

		208,242

Paper Products - 0.1%
Fibria Celulose S.A. ADR*	945	13,986

Personal Products - 1.0%
Herbalife Ltd. [5,6]	2,500	115,125

Pharmaceuticals - 5.4%
Abbott Laboratories	1,376	64,369
Forest Laboratories, Inc.* 5,6	3,400	93,262
Johnson & Johnson [5,6]	5,000	295,300
Mylan, Inc.*	3,604	61,412

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2010 (unaudited)	Alpha Opportunity Fund

	Shares	Value
COMMON STOCKS - 99.5% (continued)
Pharmaceuticals - 5.4% (continued)
Viropharma, Inc. 5,6*	9,900	$110,979

		625,322

Precious Metals & Minerals - 0.2%
Harry Winston Diamond Corporation*	642	7,877
Hecla Mining Co.*	2,346	12,246

		20,123

Property & Casualty Insurance - 0.6%
Amtrust Financial Services, Inc. [5,6]	6,000	72,240

Regional Banks - 0.1%
Huntington Bancshares, Inc.	2,253	12,482

Reinsurance - 1.0%
Endurance Specialty Holdings Ltd. [5,6]	3,000	112,590

Restaurants - 1.8%
Jack in the Box, Inc. 5,6*	4,000	77,800
Tim Hortons, Inc.	345	11,040
Yum! Brands, Inc. [7]	3,029	118,252

		207,092

Semiconductor Equipment - 0.9%
Amkor Technology, Inc. 5,6*	9,200	50,692
Lam Research Corp.*	869	33,074
LTX-Credence Corp.*	1,226	3,470
Mattson Technology, Inc.*	998	3,782
Teradyne, Inc.*	695	6,776

		97,794

Semiconductor Equipment - 0.1%
Entegris, Inc.*	2,083	8,270

Semiconductors - 2.0%
Altera Corp.	1,099	27,266
Anadigics, Inc.*	1,075	4,687
Analog Devices, Inc.	2,345	65,332
Atmel Corp.*	1,955	9,384
Intel Corp.	1,856	36,099
National Semiconductor Corp.	697	9,382
ON Semiconductor Corp.*	4,212	26,873
Texas Instruments, Inc.	1,466	34,128
TriQuint Semiconductor, Inc.*	2,957	18,067

		231,218

Specialty Chemicals - 0.2%
Cytec Industries, Inc.	522	20,875

Specialty Stores - 0.0%
Perfumania Holdings, Inc.*	580	5,464

Steel - 0.0%
Carpenter Technology Corp.	174	5,712

Systems Software - 3.8%
CA, Inc. [5,6]	19,362	356,261
Symantec Corp. 5,6*	5,900	81,892

		438,153

Technology Distributors - 1.2%
Arrow Electronics, Inc. 5,6*	2,600	58,110
Avnet, Inc. 5,6*	3,100	74,741

		132,851

Tobacco - 6.8%
Altria Group, Inc. [5,6]	16,700	334,668
Philip Morris International, Inc. [5,6]	9,800	449,232

		783,900

Trading Companies & Distributors - 0.6%
H&E Equipment Services, Inc.*	1,236	9,258
United Rentals, Inc.*	6,201	57,793

		67,051

Trucking - 0.9%
Con-Way, Inc. [5,6]	1,700	51,034
Werner Enterprises, Inc.	2,232	48,858

		99,892

Wireless Telecommunication Services - 0.1%
Rogers Communications, Inc. (Cl.B)	438	14,349

TOTAL COMMON STOCKS (cost $13,213,553)		$11,437,447

	Shares	Value
RIGHTS - 0.0%
Gol - Linhas Aereas Inteligentes S.A. Expires 7/1/2010[1,4]	17	$—

TOTAL RIGHTS (cost $—)		$—

	Principal
	Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY NOTE - 8.7%
Federal Home Loan Mortgage Corporation 0.20%, 8/16/2010[2,5]	$1,000,000	$999,923

TOTAL U.S. GOVERNMENT SPONSORED AGENCY NOTE (cost $999,752)		$999,923

	Principal
	Amount	Value
SHORT TERM INVESTMENT - 7.6%
State Street General Account U.S. Government Fund[2]	$867,919	$867,919

TOTAL SHORT TERM INVESTMENT (cost $867,919)		$867,919

	Principal
	Amount	Value
REPURCHASE AGREEMENT - 9.7%
State Street, 0.01%, dated 06/30/10, matures 07/01/10; repurchase amount $1,109,193 (Collateralized by U.S. Treasury Note, 04/30/12 with a value of $1,135,350)[2]	$1,109,192	$1,109,192

TOTAL REPURCHASE AGREEMENT (cost $1,109,192)		$1,109,192

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2010 (unaudited)	Alpha Opportunity Fund

	Principal
	Amount	Value
REPURCHASE AGREEMENT - 9.7% (continued)
Total Investments - 151.0% [3] (cost $16,190,416)		$14,414,481
Liabilities, Less Cash & Other Assets - (51.0)%		(2,935,334)

Total Net Assets - 100.0%		$11,479,147

Schedule of Securities Sold Short

	Shares	Value
COMMON STOCKS - (35.6)%
Advertising - (0.5)%
Focus Media Holding, Ltd. ADR 1,4,*	(2,130)	$(63,900)

Alternative Carriers - (0.3)%
Global Crossing Ltd. 1,4,*	(1,800)	(28,746)

Aluminum - (0.2)%
Kaiser Aluminum Corp.	(669)	(23,194)

Application Software - (0.3)%
MicroStrategy, Inc. *	(398)	(29,886)

Auto Parts & Equipment - (0.2)%
Fuel Systems Solutions, Inc. *	(758)	(19,670)

Biotechnology - (5.5)%
Acorda Therapeutics, Inc. 1,4,*	(2,800)	(74,900)
Alnylam Pharmaceuticals, Inc. 1,4,*	(2,900)	(85,288)
AMAG Pharmaceuticals, Inc. 1,4,*	(1,900)	(82,954)
Cepheid, Inc. 1,4,*	(5,300)	(81,620)
Exelixis, Inc. 1,4,*	(4,500)	(28,845)
Regeneron Pharmaceuticals, Inc. 1,4,*	(3,180)	(69,038)
Rigel Pharmaceuticals, Inc. 1,4,*	(3,050)	(78,324)
Savient Pharmaceuticals, Inc. 1,4,*	(2,420)	(48,013)
Vertex Pharmaceuticals, Inc. 1,4,*	(2,600)	(71,942)

		(620,924)

Building Products - (1.2)%
USG Corp. 1,4,*	(4,940)	(141,877)

Communications Equipment - (0.4)%
Riverbed Technology, Inc. 1,4,*	(3,280)	(43,624)

Computer Storage & Peripherals - (0.5)%
Intermec, Inc. 1,4,*	(2,740)	(54,307)

Construction & Engineering - 0.0%
Layne Christensen Co. *	(158)	(3,835)

Construction & Farm Machinery & Heavy Trucks - (0.2)%
Bucyrus International, Inc.	(412)	(19,549)

Diversified Banks - (4.7)%
Wells Fargo & Co. [1,4]	(12,384)	(539,688)

Diversified Metals & Mining - (0.6)%
iPath Dow Jones-UBS Copper Subindex Total Return ETN *	(137)	(5,353)
Ivanhoe Mines Ltd. 1,4,*	(4,440)	(37,030)
Southern Copper Co.	(936)	(24,841)
Titanium Metals Corp. *	(268)	(4,714)

		(71,938)

Electric Utilities - (2.2)%
Korea Electric Power Corporation ADR [1,4]	(18,310)	(247,734)

Exchange Traded Funds - (0.9)%
iShares Barclays 20+ Year Treasury Bond Fund	(1,046)	(106,431)

Health Care Equipment - (0.6)%
Intuitive Surgical, Inc. 1,4,*	(238)	(68,094)

		(68,094)

Health Care Services - (0.1)%
Res-Care, Inc. *	(810)	(7,825)

Health Care Supplies - (0.6)%
Align Technology, Inc. 1,4,*	(6,100)	(74,420)

Health Care Technology - (0.8)%
athenahealth, Inc. 1,4,*	(2,500)	(89,625)

Home Entertainment Software - (0.3)%
Electronic Arts, Inc. 1,4,*	(900)	(36,720)

Industrial Machinery - (0.2)%
Dynamic Materials Corp.	(1,547)	(24,814)

Internet Retail - (0.2)%
Blue Nile, Inc. *	(410)	(19,303)

Internet Software & Services - (2.2)%
Baidu, Inc. ADR 1,4,7*	(200)	(53,726)
Equinix, Inc. 1,4,*	(1,000)	(79,940)
SAVVIS, Inc. 1,4,*	(5,700)	(84,018)
VeriSign, Inc. 1,4,*	(1,200)	(30,756)

		(248,440)

Leisure Products - (2.5)%
Pool Corp. [1,4]	(11,639)	(288,064)

Life Sciences Tools & Services - (1.2)%
Luminex Corp. 1,4,*	(2,500)	(63,725)
Sequenom, Inc. 1,4,*	(3,810)	(78,524)

		(142,249)

Oil & Gas Exploration & Production - (0.9)%
BPZ Resources, Inc. 1,4,*	(5,700)	(107,160)

Oil & Gas Refining & Marketing - (0.1)%
Valero Energy Corp.	(550)	(9,889)

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2010 (unaudited)	Alpha Opportunity Fund

	Shares	Value
COMMON STOCKS - (35.6)% (continued)
Pharmaceuticals - (1.5)%
Auxilium Pharmaceuticals, Inc. 1,4,*	(1,540)	$(56,703)
Eli Lilly & Co.	(134)	(4,489)
Forest Laboratories, Inc. *	(960)	(26,333)
Sepracor, Inc. 1,4,*	(1,400)	(24,500)
XenoPort, Inc. 1,4,*	(1,376)	(63,062)

		(175,087)

Publishing - (0.1)%
New York Times Co. *	(1,827)	(15,804)

Regional Banks - (0.9)%
PrivateBancorp, Inc. [1,4]	(2,390)	(102,770)

Research & Consulting Services - (0.1)%
FTI Consulting, Inc. *	(134)	(5,841)

Semiconductor Equipment - (0.3)%
Varian Semiconductor Equipment Associates, Inc. 1,4,*	(1,260)	(33,037)

Semiconductors - (1.4)%
Cree, Inc. 1,4,*	(4,000)	(109,840)
Rambus, Inc. 1,4,*	(3,600)	(55,224)

		(165,064)

Soft Drinks - (0.8)%
Hansen Natural Corp. 1,4,*	(3,250)	(96,233)

Specialized Finance - 0.0%
NASDAQ OMX Group, Inc. *	(135)	(2,400)

Specialty Chemicals - (0.4)%
Landec Corp. 8,*	(275)	(1,620)
Zoltek Companies, Inc. 1,4,*	(2,700)	(49,221)

		(50,841)

Specialty Stores - 0.0%
Books-A-Million, Inc.	(611)	(3,678)

Systems Software - (1.0)%
Red Hat, Inc. 1,4,*	(2,610)	(46,589)
VMware, Inc. 1,4,*	(2,400)	(68,592)

		(115,181)

Wireless Telecommunication Services - (1.7)%
Clearwire Corp. 1,4,*	(2,530)	(28,665)
Leap Wireless International, Inc. 1,4,*	(1,500)	(65,100)
SBA Communications Corp. 4,*	(2,400)	(69,096)
Telephone & Data Systems, Inc.	(929)	(28,232)

		(191,093)

TOTAL COMMON STOCKS SOLD SHORT
(proceeds $4,076,281)		$(4,088,935)

	Shares	Value
FOREIGN STOCKS - (31.8)%
Airlines - (0.3)%
Ryanair Holdings plc 1,4,*	(9,600)	$(35,971)

Airport Services - (1.7)%
Beijing Capital International Airport Company, Ltd. [1,4]	(218,000)	(188,550)

Automobile Manufacturers - (4.6)%
Volkswagen AG [1,4]	(1,300)	(539,375)

Biotechnology - (2.0)%
Basilea Pharmaceutica 1,4,*	(500)	(83,364)
Intercell AG 1,4,*	(1,900)	(74,840)
Zeltia S.A. [1,4]	(8,000)	(54,559)

		(212,763)

Broadcasting - (0.2)%
Tokyo Broadcasting System Holdings, Inc. [1,4]	(1,300)	(21,837)

Cable & Satellite - (0.6)%
Sky Deutschland AG 1,4,*	(4,000)	(65,668)

Casinos & Gaming - (1.3)%
bwin Interactive Entertainment AG [1,4]	(1,600)	(45,582)
Genting Singapore plc 1,4,*	(124,900)	(41,123)
PartyGaming plc 1,4,*	(15,200)	(57,210)

		(143,915)

Coal & Consumable Fuels - (0.7)%
Aquila Resources, Ltd. 1,4,*	(2,750)	(21,907)
Riversdale Mining, Ltd. 1,4,*	(6,700)	(50,985)

		(72,892)

Construction & Engineering - (0.3)%
Ausenco, Ltd. [1,4]	(2,100)	(22,659)
China Communications Construction Company, Ltd. [1,4]	(15,000)	(15,536)

		(38,195)

Construction & Farm Machinery & Heavy Trucks - (0.2)%
China National Materials Company, Ltd. [1,4]	(34,400)	(17,537)

Construction Materials - (0.3)%
Anhui Conch Cement Company, Ltd. [1,4]	(4,500)	(20,259)
China National Building Material Company, Ltd. [1,4]	(14,700)	(19,910)

		(40,169)

Department Stores - (1.9)%
Marui Group Company, Ltd. [1,4]	(29,100)	(219,528)

Diversified Banks - (3.5)%
Aozora Bank, Ltd. [1,4]	(16,300)	(26,251)
Erste Group Bank AG [1,4]	(5,200)	(319,535)
Mizuho Financial Group, Inc. [1,4]	(11)	(45,461)
Mizuho Trust & Banking Company, Ltd. [1,4]	(17,700)	(24,682)

		(415,929)

Diversified Metals & Mining - (0.6)%
Fushan International Energy Group, Ltd. [1,4]	(66,000)	(23,727)

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2010 (unaudited)	Alpha Opportunity Fund

	Shares	Value
FOREIGN STOCKS - (31.8)% (continued)
Diversified Metals & Mining - (0.6)% (continued)
Western Areas NL [1,4]	(6,200)	$(44,456)

		(68,183)

Diversified Real Estate Activities - (0.2)%
Franshion Properties China, Ltd. [1,4]	(79,400)	(22,104)

Electrical Components & Equipment - (0.2)%
Toyo Tanso Company, Ltd. [1,4]	(500)	(27,006)

Electronic Manufacturing Services - (0.7)%
Imperial Energy Corp. plc 1,4,*	(3,900)	(77,681)

Gold - (1.3)%
Agnico-Eagle Mines, Ltd. [1,4]	(1,800)	(119,001)
Sino Gold Mining, Ltd. 1,4,*	(8,600)	(35,368)

		(154,369)

Highways & Railtracks - (4.0)%
Brisa Auto-Estradas de Portugal S.A. [1,4]	(44,400)	(461,804)

Household Appliances - (3.4)%
Electrolux AB [1,4]	(30,100)	(395,761)

Industrial Machinery - (0.6)%
Japan Steel Works Ltd. [1,4]	(1,500)	(20,808)
Meyer Burger Technology AG 1,4,*	(200)	(49,879)

		(70,687)

Internet Software & Services - (0.3)%
Access Company, Ltd. [1,4]	(17)	(32,756)

Investment Banking & Brokerage - (0.2)%
Monex Group, Inc. [1,4]	(78)	(27,385)

Marine Ports & Services - (0.1)%
China Merchants Holdings International Company, Ltd. [1,4]	(3,100)	(11,047)

Oil & Gas Equipment & Services - (0.8)%
Modec, Inc. [1,4]	(900)	(23,196)
Sevan Marine ASA 1,4,*	(5,900)	(30,951)
Trican Well Service, Ltd. [1,4]	(2,000)	(34,043)

		(88,190)

Oil & Gas Exploration & Production - (0.6)%
Arrow Energy, Ltd. 1,4,*	(8,900)	(22,965)
Queensland Gas Co., Ltd. 1,4,*	(12,800)	(49,787)

		(72,752)

Precious Metals & Minerals - (0.6)%
Silver Wheaton Corporation 1,4,*	(6,100)	(64,046)

Real Estate Development - (0.1)%
C C Land Holdings, Ltd. [1,4]	(50,000)	(13,945)

Real Estate Operating Companies - (0.5)%
Aeon Mall Company, Ltd. [1,4]	(1,700)	(52,092)

TOTAL FOREIGN STOCKS SOLD SHORT
(proceeds $3,493,322)		$(3,652,137)

TOTAL SECURITIES SOLD SHORT - (67.4%)
(proceeds $7,569,603)		$(7,741,072)

INVESTMENT CONCENTRATION
At June 30, 2010, the investment diversification of the Fund was as follows:

	% of Net
Country	Assets	Value

United States	109.1%	$9,593,368
Cayman Islands	6.4	731,124
Bermuda	0.6	69,899
Brazil	0.1	13,986
Norway	(0.3)	(30,951)
Ireland	(0.3)	(35,971)
Isle Of Man	(0.4)	(41,123)
Spain	(0.5)	(54,559)
Hong Kong	(0.5)	(56,878)
Gibraltar	(0.5)	(57,210)
United Kingdom	(0.7)	(77,681)
Canada	(0.8)	(94,179)
Switzerland	(1.2)	(133,243)
Republic of Korea	(2.2)	(247,734)
Australia	(2.2)	(248,127)
China	(2.3)	(261,792)
Sweden	(3.4)	(395,761)
Austria	(3.8)	(439,957)
Portugal	(4.0)	(461,804)
Japan	(4.3)	(492,955)
Germany	(5.2)	(605,043)

Total Investments	83.6	$6,673,409

For federal income tax purposes the identified cost of investments owned at June 30, 2010 was $16,242,678.

ADR	American Depositary Receipt

plc	Public Limited Company

*	Non-income producing security

[1]	Value determined based on Level 3 inputs.

[2]	Value determined based on Level 2 inputs.

[3]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

[4]	Security is fair valued by the Valuation Committee at June 30, 2010. The total market value of fair valued securities amounts to $(7,341,377) (cost $(7,166,691)), or (63.9%) of total net assets.

[5]	Security is segregated as collateral for open short positions.

[6]	All or portion of security is deemed illiquid. The total market value of illiquid securities is $6,605,949 (cost $7,961,773), or 57.5% of total net assets. The securities were liquid at time of purchase. This securities is deemed illiquid due to the Fund exposure to Lehman Brothers International Europe (“LBIE”) prime brokerage services.

[7]	Security is segregated as collateral for open futures contracts.

[8]	Security is deemed illiquid. The total market value of illiquid securities is $ –1,620 (cost $ –1,658), or 0.0% of total net assets.

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2010 (unaudited)	Small Cap Value Fund

	Shares	Value
COMMON STOCKS - 99.2%
Aerospace & Defense - 4.3%
Ceradyne, Inc.*	1,790	$38,252
GeoEye, Inc.*	6,910	215,178
Orbital Sciences Corp.*	7,776	122,628

		376,058

Apparel Retail - 3.8%
Brown Shoe Company, Inc.	11,370	172,596
Chico’s FAS, Inc.	15,980	157,882

		330,478

Apparel, Accessories & Luxury Goods - 1.7%
Columbia Sportswear Co.	44	2,053
Maidenform Brands, Inc.*	6,870	139,874

		141,927

Asset Management & Custody Banks - 1.7%
Fifth Street Finance Corp.	13,500	148,905

Building Products - 1.0%
Trex Company, Inc.*	4,350	87,392

Casinos & Gaming - 1.1%
Penn National Gaming, Inc.*	4,070	94,017

Coal & Consumable Fuels - 1.2%
USEC, Inc.*	22,160	105,482

Communications Equipment - 1.7%
Harmonic, Inc.*	13,950	75,888
Symmetricom, Inc.*2	13,060	66,475

		142,363

Computer & Electronics Retail - 0.7%
Conn’s, Inc.*	10,640	62,563

Computer Hardware - 1.1%
Silicon Graphics International Corp.*	13,755	97,385

Construction & Engineering - 1.8%
Insituform Technologies, Inc.*	6,740	138,035
Quanta Services, Inc.*	700	14,455

		152,490

Construction & Farm Machinery & Heavy Trucks - 1.6%
Force Protection, Inc.*	33,900	138,990

Consumer Finance - 0.2%
First Marblehead Corp.*	7,801	18,332

Data Processing & Outsourced Services - 0.5%
Euronet Worldwide, Inc.*	3,620	46,300

Diversified Chemicals - 0.7%
LSB Industries, Inc.*	4,610	61,359

Diversified REIT’s - 1.7%
Investors Real Estate Trust	16,364	144,494

Electrical Components & Equipment - 2.3%
General Cable Corp.*	4,250	113,262
LaBarge, Inc.*	7,360	83,978

		197,240

Electronic Components - 2.9%
Power-One, Inc.*	37,390	252,383

Electronic Manufacturing Services - 2.5%
Maxwell Technologies, Inc.*2	12,160	138,624
Methode Electronics, Inc.	7,764	75,621

		214,245

Exchange Traded Funds - 2.4%
iShares Russell 2000 Index Fund	3,600	205,344

Food Retail - 1.3%
Winn-Dixie Stores, Inc.*	11,680	112,595

Forest Products - 2.6%
Louisiana-Pacific Corp.3,*	33,830	226,323

General Merchandise Stores - 0.2%
Fred’s, Inc.	1,880	20,793

Health Care Services - 1.8%
Mednax, Inc.3,*	1,400	77,854
RehabCare Group, Inc.*	3,450	75,141

		152,995

Household Products - 1.0%
Orchids Paper Products Company*	6,487	84,331

Human Resources & Employment Services - 1.4%
Administaff, Inc.	4,960	119,834

Industrial Machinery - 0.9%
Flow International Corp.*	31,312	73,896

Industrial REIT’s - 0.6%
First Potomac Realty Trust	3,310	47,565

IT Consulting & Other Services - 3.2%
CACI International, Inc.*	3,000	127,440

Satyam Computer Services, Ltd. ADR	28,858	148,330

		275,770

Leisure Products - 1.7%
Smith & Wesson Holding Corp.*	36,530	149,408

Metal & Glass Containers - 1.5%
Myers Industries, Inc.	16,200	131,058

Mortgage REIT’s - 0.4%
Redwood Trust, Inc.	2,400	35,136

Multi-Line Insurance - 2.0%
Horace Mann Educators Corp.	11,380	174,114

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2010 (unaudited)	Small Cap Value Fund

	Shares	Value
COMMON STOCKS - 99.2% (continued)
Multi-Utilities - 1.6%
NorthWestern Corp.[3]	5,400	$141,480

Office REIT’s - 0.5%
Lexington Realty Trust	7,210	43,332

Office Services & Supplies - 0.3%
United Stationers, Inc.*	491	26,745

Oil & Gas Drilling - 1.0%
Vantage Drilling Co.*	60,801	82,081

Oil & Gas Equipment & Services - 5.0%
Global Industries Ltd.*	37,452	168,159
Superior Well Services, Inc.*	4,250	71,060
Tesco Corp.*	15,680	192,550

		431,769

Oil & Gas Exploration & Production - 1.9%
Goodrich Petroleum Corp.*	4,434	53,208
Gulfport Energy Corp.*	6,675	79,166
Petrohawk Energy Corp.3,*	1,790	30,376

		162,750

Oil & Gas Refining & Marketing - 1.9%
Frontier Oil Corp.	12,170	163,687

Oil & Gas Storage & Transportation - 2.5%
Southern Union Co.[3]	9,850	215,321

Packaged Foods & Meats - 1.0%
Smart Balance, Inc.*	20,890	85,440

Paper Packaging - 1.1%
Bemis Company, Inc.	3,450	93,150

Paper Products - 0.4%
Clearwater Paper Corp.3,*	700	38,332

Personal Products - 1.8%
Elizabeth Arden, Inc.*	10,580	153,622

Property & Casualty Insurance - 3.6%
Employers Holdings, Inc.	4,950	72,914
Hanover Insurance Group, Inc.	5,360	233,160

		306,074

Publishing - 0.6%
Scholastic Corp.	2,010	48,481

Regional Banks - 4.6%
1st Source Corp.	5,550	93,906
Associated Banc-Corp.	9,834	120,564
Bancfirst Corp.	1,050	38,315
Heritage Financial Corp.*	3,540	52,994
Old National Bancorp	8,389	86,910

		392,689

Reinsurance - 1.1%
Reinsurance Group of America, Inc.	2,110	96,448

Research & Consulting Services - 3.2%
ICF International, Inc.*	6,590	157,699
Navigant Consulting, Inc.*	8,710	90,410
School Specialty, Inc.*	1,790	32,345

		280,454

Restaurants - 1.5%
Burger King Holdings, Inc.	7,540	126,974

Semiconductor Equipment - 0.5%
FEI Co.*	2,120	41,785

Semiconductors - 3.5%
IXYS Corp.*2	16,230	143,473
Standard Microsystems Corp.*	6,613	153,951

		297,424

Specialty Chemicals - 3.0%
HB Fuller Co.	1,950	37,031
Landec Corp.*2	19,250	113,382
Zoltek Companies, Inc.*	11,420	96,727

		247,140

Specialty Stores - 2.1%
Cabela’s, Inc.*	12,559	177,584

Technology Distributors - 1.5%
Insight Enterprises, Inc.*	9,930	130,679

Trucking - 1.5%
Saia, Inc.*	8,630	129,450

TOTAL COMMON STOCKS (cost $8,345,174)		$8,534,456

Total Investments - 99.2% [1] (cost $8,345,174)		$8,534,456
Cash & Other Assets, Less Liabilities - 0.8%		66,160

Total Net Assets - 100.0%		$8,600,616

For federal income tax purposes the identified cost of investments owned at June 30, 2010 was $8,347,912.

ADR	American Depositary Receipt

*	Non-income producing security

[1]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

[2]	Security is deemed illiquid. The total market value of illiquid securities is $461,955 (cost $487,746), or 5.4% of total net assets.

[3]	Security is segregated as collateral for open written option contracts.

NOTES TO FINANCIAL STATEMENTS
1. Unrealized Appreciation (Depreciation) on Investments
     For federal income tax purposes, the amounts of unrealized appreciation (depreciation) on investments at June 30, 2010 were as follows:

	Gross	Gross	Net unrealized
	unrealized	unrealized	appreciation
	appreciation	(depreciation)	(depreciation)
Rydex|SGI Equity Fund:
All Cap Value Fund	$84,431	$(113,403)	$(28,972)
Alpha Opportunity Fund	501,623	(2,329,820)	(1,828,197)
Large Cap Core Fund	9,790,131	(23,569,945)	(13,779,814)
Global Fund	3,286,816	(6,877,986)	(3,591,170)
Global Institutional Fund	135,528	(307,443)	(171,915)
Mid Cap Value Fund	107,133,425	(83,734,262)	23,399,163
Mid Cap Value Institutional Fund	37,745,649	(16,141,805)	21,603,844
Large Cap Concentrated Growth Fund	571,815	(3,136,183)	(2,564,368)
Small Cap Growth Fund	1,846,203	(728,024)	1,118,179
Small Cap Value Fund	678,654	(492,110)	186,544
2. Open Futures Contracts
     Open futures contracts for Alpha Opportunity Fund as of June 30, 2010 were as follows:

		Number of	Expiration	Contract	Market	Unrealized
	Position	Contracts	Date	Amount	Value	Gain/(Loss)

Alpha Opportunity Series
S&P 500 Index Future	Long	44	09-17-2010	2,296,327	$2,258,520	$(37,807)
3. Options Written
The following options written were outstanding for All Cap Value Fund, Large Cap Core Fund, Mid Cap Value Fund, Mid Cap Value Insitutional Fund and Small Cap Value Fund at June 30, 2010:
All Cap Value Fund Call Options Written Outstanding

	Expiration	Exercise	Number of	Market
Common Stock	Date	Price	Contracts	Value

Legget & Platt, Inc.	9/17/2010	25.00	3	15
Louisiana Pacific Corporation	8/20/2010	12.50	15	150
Petrohawk Energy Corporation	9/17/2010	6.00	6	114

Total call options outstanding (premiums received, $3,591)			24	$279

All Cap Value Fund Put Options Written Outstanding

	Expiration	Exercise	Number of	Market
Common Stock	Date	Price	Contracts	Value

Bunge, Limited	7/16/2010	$50.00	3	$540
Forest Larboratories, Inc.	8/20/2010	$27.50	2	220

Total put options outstanding (premiums received, $1,317)			5	$760

Large Cap Core Fund Put Options Written Outstanding

	Expiration	Exercise	Number of	Market
Common Stock	Date	Price	Contracts	Value

Forest Larboratories, Inc.	8/20/2010	$27.50	133	$14,630
U.S. Bancorp	9/17/2010	$22.00	183	$27,450
Visa, Inc.	9/17/2010	$65.00	31	$9,610
Wells Fargo & Company	10/15/2010	$27.00	120	$37,200
Western Union Company	8/20/2010	$15.00	139	13,205

Total put options outstanding (premiums received, $119,866)			606	$102,095

NOTES TO FINANCIAL STATEMENTS (continued)

3. Options Written (continued)
Mid Cap Value Fund Call Options Written Outstanding

	Expiration	Exercise	Number of	Market
Common Stock	Date	Price	Contracts	Value

Leggett & Platt, Inc.	9/17/2010	25.00	2,700	13,500
Louisiana-Pacific Corporation	8/20/2010	12.50	5,200	52,000
Mednax, Inc.	8/20/2010	60.00	1,100	181,500
Petrohawk Energy Corporation	9/17/2010	23.00	2,750	52,250

Total call options outstanding (premiums received, $1,971,419)			11,750	$299,250

Mid Cap Value Fund Put Options Written Outstanding

	Expiration	Exercise	Number of	Market
Common Stock	Date	Price	Contracts	Value

American Water Works, Inc.	12/17/2010	$20.00	2,900	$420,500
Bunge, Limited	7/16/2010	$50.00	1,244	$223,920
Forest Laboratories	8/20/2010	$27.50	1,815	199,650

Total put options outstanding (premiums received, $1,086,308)			5,959	$844,070

Mid Cap Value Institutional Fund Call Options Written Outstanding

	Expiration	Exercise	Number of	Market
Common Stock	Date	Price	Contracts	Value

Leggett & Platt, Inc.	9/17/2010	25.00	926	$4,630
Louisiana-Pacific Corporation	8/20/2010	12.50	1,735	17,350
Mednax, Inc.	8/20/2010	60.00	300	49,500
Petrohawk Energy Corporation	9/17/2010	23.00	944	17,936

Total call options outstanding (premiums received, $643,370)			3,905	$89,416

Mid Cap Value Institutional Fund Put Options Written Outstanding

	Expiration	Exercise	Number of	Market
Common Stock	Date	Price	Contracts	Value

American Water Works, Inc.	12/17/2010	$20.00	1,050	$152,250
Bunge, Limited	7/16/2010	$50.00	435	$78,300
Forest Laboratories	8/20/2010	$27.50	649	71,390

Total put options outstanding (premiums received, $386,986)			2,134	301,940

Small Cap Value Fund Call Options Written Outstanding

	Expiration	Exercise	Number of	Market
Common Stock	Date	Price	Contracts	Value

Clearwater Paper Corporation	7/16/2010	$65.00	7	$35
Louisiana Pacific Corporation	8/20/2010	12.50	70	700
Mednax, Inc.	8/20/2010	60.00	14	2,310
Petrohawk Energy Corporation	9/17/2010	23.00	15	285

Total call options outstanding (premiums received, $19,157)			106	$3,330

NOTES TO FINANCIAL STATEMENTS (continued)
4. Affiliated Issuers
     Investments representing 5% or more of the outstanding voting securities of a portfolio company of a fund result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies held in Mid Cap Value Fund as of June 30, 2010 amounted to $38,772,406 which represents 3.5% of net assets. There were no affiliated companies held in any other Series. Transactions in Mid Cap Value Fund during the period ended June 30, 2010 in which the portfolio company is an “affiliated person” are as follows:

	Balance	Gross	Gross	Balance	Realized	Investment
	9/30/2009	Additions	Reductions	6/30/2010	Gain/(Loss)	Income

Hydrogen Corporation (Shares)	1,265,700	—	—	1,265,700	—	—
Hydrogen Corporation (Cost)	$5,225,373	$—	$—	$5,225,373	$—	$—

IXYS Corporation (Shares)	2,361,300	—	(21,300)	2,340,000	—	—
IXYS Corporation (Cost)	$20,328,503	$—	$(146,971)	$20,181,532	$34,931	$—

Maxwell Technologies, Inc. (Shares)	1,446,000	31,200	—	1,477,200	—	—
Maxwell Technologies, Inc. (Cost)	$15,721,564	$508,560	$—	$16,230,124	$—	$—

Thermoenergy Corporation (Shares)	3,582,432	—	(880,593)	2,701,839	—	—
Thermoenergy Corporation (Cost)	$2,774,021	$—	$(830,886)	$1,943,135	$(511,604)	$—

*	As a result of Mid Cap Value Series’ beneficial ownership of the common stock of these portfolio companies, applicable regulations require that the Series state that it may be deemed an affiliate of the respective portfolio company. The Series disclaims that the “affliated persons” are affiliates of the Distributor, Advisor, Series or any other client of the Advisor.
5. Summary of Fair Value Exposure at Each Level
The Funds adopted FASB ASC 820, Fair Value Measurements and Disclosure (ASC 820) (formerly known as FASB 157) effective October 1, 2008. In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities. The types of assets and liabilities carried at Level 1 fair value generally are government and agency securities, equities listed in active markets, certain futures and certain options.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) The types of assets and liabilites carried at Level 2 fair value generally are municpal bonds, certain mortgage and asset-backed securities, certain corporate debt, commercial paper and repurchase agreements.

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The types of assets and liabilities carried at Level 3 fair value generally are certain mortgage and asset-backed securities, certain corporate debt and certain derivatives.

NOTES TO FINANCIAL STATEMENTS (continued)
5. Summary of Fair Value Exposure at Each Level (continued)
Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund’s own assumptions based on the best information available.
The inputs or methodology used for valuing securities are not necessarily an indicaiton of the risk assocation with investing in those securities.
The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy as of June 30, 2010. These assets are measured on a recurring basis.

		LEVEL 1	LEVEL 2	LEVEL 3
			Significant
		Quoted prices in	other	Significant
		active markets for	observable	unobservable
Description	Total	identical assets	inputs	inputs
Rydex|SGI Equity Fund:
All Cap Value Fund
Assets:
Common Stocks	$2,372,313	$2,372,313	$—	$—

Liabilities:
Written Options	$1,039	$1,039	$—	$—

Alpha Opportunity Fund
Assets:
Common Stocks	11,437,447	11,437,447	—	—
U.S. Government Sponsored Agency Bonds & Notes	999,923	—	999,923	—
Short Term Investments	867,919	—	867,919	—
Rights	—	—	—	—
Repurchase Agreement	1,109,192	—	1,109,192	—

Total	14,414,481	11,437,447	2,977,034	—

Liabilities:
Common Stocks (sold short)	4,088,935	399,694	—	3,689,241
Foreign Stocks (sold short)	3,652,136	—	—	3,652,136
Futures	37,807	37,807	—	—

Total	7,778,878	437,501	—	7,341,377

Large Cap Core Fund
Assets:
Common Stocks	165,579,006	165,579,006	—	—

Liabilities:
Written Options	$102,095	$102,095	$—	$—

Global Fund
Common Stocks	37,780,452	37,780,452	—	—
Foreign Stocks	43,621,001	6,258,581	37,362,420	—
Short Term Investments	2,882,592	—	2,882,592	—

Total	84,284,044	44,039,032	40,245,012	—

Global Institutional Fund
Common Stocks	1,685,060	1,685,060	—	—
Foreign Stocks	1,937,598	281,324	1,656,274	—
Short Term Investments	142,071	—	142,071	—

Total	3,764,729	1,966,384	1,798,345	—

NOTES TO FINANCIAL STATEMENTS (continued)
5. Summary of Fair Value Exposure at Each Level (continued)

		LEVEL 1	LEVEL 2	LEVEL 3
			Significant
		Quoted prices in	other	Significant
		active markets for	observable	unobservable
Description	Total	identical assets	inputs	inputs
Mid Cap Value Fund
Assets:
Common Stocks	$1,091,399,235	$1,091,399,235	$—	$—
Warrants	1,792	—	1,792	—
Convertible Bonds	5,472,000	—	5,472,000	—
Repurchase Agreement	16,236,000	—	16,236,000	—

Total	1,113,109,027	1,091,399,235	21,709,792	—

Liabilities:
Written Options	1,143,320	1,143,320	—	—

Mid Cap Value Institutional Fund
Assets:
Common Stocks	390,841,666	390,841,666	—	—

Liabilities:
Written Options	391,356	391,356	—	—

Large Cap Concentrated Growth Fund
Common Stocks	35,299,022	35,299,022	—	—

Small Cap Growth Fund
Common Stocks	12,525,281	12,525,281	—	—

Small Cap Value Fund
Assets:
Common Stocks	8,534,456	8,534,456		—

Liabilities:
Written Options	3,330	3,330	—	—
6. Schedule of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
LEVEL 3 — Fair value measurement using significant unobservable inputs

Investments
Alpha Opportuntiy Fund
ASSETS:
Beginning Balance	$7,341,377
Total realized gains or losses included in earnings	—

Total unrealized gains or losses included in earnings	—
Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	—

Ending Balance	$7,341,377

NOTES TO FINANCIAL STATEMENTS (continued)
7. Security Valuation
     Security Valuation — Valuations of the Fund’s securities are supplied by pricing services approved by the Board of Directors. The Fund’s officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. (“Nasdaq”) will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund’s investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund’s portfolio securities before the NAV has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund’s NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.
     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC’s Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.
Please refer to the Fund’s most recent semi-annual or annual financial statements for information regarding the Fund’s significant accounting policies.

Item 2. Controls and Procedures.
(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits.
(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SECURITY EQUITY FUND

By:	/s/ RICHARD M. GOLDMAN Richard M. Goldman, President

Date:	Aug 27, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ RICHARD M. GOLDMAN
Richard M. Goldman, President

Date:	Aug 27, 2010

By:	/s/ BRENDA M. HARWOOD
Brenda M. Harwood, Treasurer

Date:	Aug 27, 2010